UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management’s Discussion and Analysis:
Davis Value Portfolio	2
Davis Financial Portfolio	3
Davis Real Estate Portfolio	4

Fund Overview, Portfolio Activity, and Fund Performance:
Davis Value Portfolio	7
Davis Financial Portfolio	10
Davis Real Estate Portfolio	13

Schedule of Investments:
Davis Value Portfolio	17
Davis Financial Portfolio	22
Davis Real Estate Portfolio	25

Statements of Assets and Liabilities	28

Statements of Operations	29

Statements of Changes in Net Assets	30

Notes to Financial Statements	32

Financial Highlights:
Davis Value Portfolio	38
Davis Financial Portfolio	39
Davis Real Estate Portfolio	40

Report of Independent Registered Public Accounting Firm	41

Fund Information	42

Directors and Officers	43

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                   Management’s Discussion and Analysis

Davis Value Portfolio

Davis Value Portfolio delivered a negative return on net asset value of 40.32% for the year ended December 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 37.00%. The sectors3 within the Index that turned in the weakest performance over the year were financials, materials, and information technology. The sectors that turned in the strongest (but still negative) performance over the year were consumer staples and health care.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial companies out-performed the corresponding sector within the Index (down 49% versus down 55% for the Index), but were still the largest detractors4 from performance. A higher relative average weighting in this sector (32% versus 16% for the Index) detracted from performance. American International Group5, American Express, Merrill Lynch, Berkshire Hathaway, Loews, and JPMorgan Chase were among the most important detractors from performance. Visa, Wells Fargo, and Hartford Financial Services were among the most important contributors to the Portfolio’s performance.

The second largest detractor from performance was energy companies. The Portfolio’s energy companies under-performed the corresponding sector within the Index (down 37% versus down 35% for the Index) and had a higher relative average weighting (17% versus 14% for the Index). ConocoPhillips was among the most important detractors from performance.

The Portfolio’s relative performance was helped by having a higher relative average weighting in consumer staple companies (15% versus 11% for the Index). Unfortunately, the Portfolio’s consumer staple companies under-performed the corresponding sector within the Index (down 25% versus down 16% for the Index). Wal-Mart was among the most important contributors to performance while Costco Wholesale was among the most important detractors. The Portfolio no longer owns Wal-Mart.

The Portfolio’s relative performance was harmed by having a lower relative average weighting in health care companies (4% versus 13% for the Index). The Portfolio’s health care companies under-performed the corresponding sector within the Index (down 29% versus down 23% for the Index). Schering-Plough was among the most important contributors to performance.

H&R Block was the single most important contributor to performance over the year.

The Portfolio ended the year with approximately 11% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.                                             Management’s Discussion and Analysis (Continued)

Davis Financial Portfolio

Davis Financial Portfolio delivered a negative return on net asset value of 46.36% for the year ended December 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 37.00%. Financial companies as a whole turned in the weakest performance of any sector3 of the Index. The banking, diversified financial, and insurance industry groups all turned in negative performance.

Factors Impacting the Portfolio’s Performance

The specific financial companies, which the Portfolio owned, out-performed the majority of financial companies in the Index, but still turned in negative performance. The Portfolio’s non-financial holdings overall also turned in negative performance.

The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (down 53% versus down 59% for the Index), but were still the largest detractors4 from performance. American Express5, First Marblehead, Bank of New York Mellon, and Merrill Lynch were among the most important detractors from performance, while Visa was among the most important contributors.

The Portfolio’s insurance companies out-performed the corresponding industry group within the Index (down 47% versus down 58% for the Index). FPIC Insurance was among the most important contributors to performance. American International Group, Transatlantic Holdings, Markel, and Loews were among the most important detractors from performance.

The Portfolio’s banking companies performed roughly in-line with the corresponding industry group within the Index (both down 47%). Wells Fargo was among the most important contributors to performance. State Bank of India was among the most important detractors from performance.

H&R Block was the single most important contributor to performance over the year.

The Portfolio ended the year with approximately 18% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.                                             Management’s Discussion and Analysis (Continued)

Davis Real Estate Portfolio

Davis Real Estate Portfolio delivered a negative return on net asset value of 46.91% for the year ended December 31, 20081. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) declined 39.83%. Seven of the eight sub-industries3 within the Index delivered negative returns, with real estate operating companies, industrial REITs, and retail REITs turning in the weakest performance. Only the diversified real estate activities sub-industry delivered positive returns.

Factors Impacting the Portfolio’s Performance

The Portfolio’s office REITs out-performed the corresponding sub-industry within the Index (down 33% versus down 41% for the Index), but were still the largest detractors4 from performance. A higher relative average weighting in this sub-industry (29% versus 16% for the Index) detracted from performance. Alexandria Real Estate5, Derwent London, Boston Properties, and SL Green were among the most important detractors from performance. Digital Realty was among the most important contributors to the Portfolio’s performance.

The second largest detractor from performance was retail REITs. The Portfolio’s retail REITs under-performed the corresponding sub-industry within the Index (down 67% versus down 50% for the Index). A lower relative average weighting (12% versus 26% for the Index) in this weak sub-industry improved relative performance. General Growth and Taubman Centers were among the most important detractors from performance.

Toll Brothers was the single most important contributor to the Portfolio’s performance. Other companies among the most important contributors to the Portfolio’s performance included U-Store-It and AMB Property. Forest City Enterprises was the single most important detractor from the Portfolio’s performance. The Portfolio no longer owns Toll Brothers and U-Store-It.

The Portfolio ended the year with approximately 11% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.                                             Management’s Discussion and Analysis (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.                                             Management’s Discussion and Analysis (Continued)

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended December 31, 2008 and the annual operating expense ratios for the year ended December 31, 2008:

			INCEPTION	EXPENSE
PORTFOLIO NAME	1-YEAR	5-YEAR	(July 1, 1999)	RATIO
Davis Value Portfolio	(40.32)%	(2.46)%	(0.38)%	0.82%
Davis Financial Portfolio	(46.36)%	(6.51)%	(1.63)%	0.88%
Davis Real Estate Portfolio	(46.91)%	(1.88)%	4.57%	0.98%

			SINCE
			PORTFOLIOS’
BENCHMARK INDEX	1-YEAR	5-YEAR	INCEPTION
			(July 1, 1999)
Standard & Poor’s 500® Index	(37.00)%	(2.19)%	(2.72)%
Dow Jones Wilshire Real Estate Securities Index	(39.83)%	0.62%	7.00%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.  The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector. The companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into eight sub-industries.

4   A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Portfolio’s holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                            Fund Overview

DAVIS VALUE PORTFOLIO	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	81.47%	Energy	17.79%	13.31%
Common Stock (Foreign)	10.89%	Insurance	12.99%	2.67%
Convertible Bonds (U.S.)	0.41%	Diversified Financials	12.13%	6.28%
Convertible Bonds (Foreign)	0.15%	Information Technology	7.69%	15.30%
Short Term Investments	6.26%	Food & Staples Retailing	7.31%	3.30%
Other Assets & Liabilities	0.82%	Food, Beverage & Tobacco	6.06%	6.22%
	100.00%	Materials	5.56%	2.99%
		Media	5.16%	2.57%
		Banks	4.85%	3.36%
		Health Care	4.53%	14.76%
		Commercial & Professional Services	3.26%	0.71%
		Retailing	2.56%	2.79%
		Transportation	2.46%	2.23%
		Other	2.45%	10.30%
		Household & Personal Products	2.00%	3.34%
		Consumer Services	1.61%	1.75%
		Capital Goods	1.59%	8.12%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.84%
Costco Wholesale Corp.	Food & Staples Retailing	4.71%
Wells Fargo & Co.	Commercial Banks	4.32%
ConocoPhillips	Energy	4.16%
JPMorgan Chase & Co.	Diversified Financial Services	4.11%
Occidental Petroleum Corp.	Energy	3.88%
Devon Energy Corp.	Energy	3.10%
Philip Morris International Inc.	Food, Beverage & Tobacco	3.04%
EOG Resources, Inc.	Energy	2.71%
Comcast Corp., Special Class A	Media	2.32%

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                        Portfolio Activity

DAVIS VALUE PORTFOLIO	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 0.50% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
ABB Ltd., ADR	Capital Goods	09/29/08	0.15%
AES Corp.	Utilities	09/03/08	0.21%
Brookfield Asset Management Inc., Class A	Capital Markets	05/21/08	0.47%
Cisco Systems, Inc.	Technology Hardware & Equipment	02/01/08	0.52%
eBay Inc.	Software & Services	02/01/08	0.18%
Garmin Ltd.	Consumer Durables & Apparel	04/03/08	0.12%
General Electric Co.	Capital Goods	01/16/08	–
Goldman Sachs Group, Inc.	Capital Markets	09/24/08	0.34%
Hartford Financial Services Group, Inc.	Multi-line Insurance	12/05/08	0.34%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	04/03/08	0.58%
Level 3 Communications, Inc.,
Conv. Sr. Notes, 15.00%, 01/15/13	Telecommunication Services	12/23/08	0.12%
Monsanto Co.	Materials	10/02/08	0.47%
OGX Petroleo e Gas Participacoes S.A.	Energy	06/12/08	0.12%
PACCAR Inc.	Capital Goods	10/30/08	0.31%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology & Life Sciences	07/21/08	1.20%
Siemens AG, Registered	Capital Goods	02/04/08	0.47%
Sino-Forest Corp., Conv. Sr. Notes,
5.00%, 08/01/13	Materials	07/17/08	0.15%
Visa Inc., Class A	Diversified Financial Services	03/18/08	0.21%
Whole Foods Market, Inc.	Food & Staples Retailing	01/29/08	0.08%

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $1,500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Ambac Financial Group, Inc.	Property & Casualty Insurance	10/20/08	$(3,980,699)
Aon Corp.	Insurance Brokers	11/24/08	1,409,966
Asciano Group	Transportation	11/12/08	(468,650)
Commerce Bancorp, Inc.	Commercial Banks	03/31/08	225,420
Covidien Ltd.	Health Care Equipment & Services	11/24/08	3,169,738
General Electric Co.	Capital Goods	08/05/08	(1,514,828)
HSBC Holdings PLC	Commercial Banks	02/13/08	1,228,769
Lagardere S.C.A.	Media	05/02/08	1,071,814
Liberty Media Corp. – Capital, Series A	Media	11/21/08	(83,977)
SK Telecom Co., Ltd., ADR	Telecommunication Services	05/07/08	307,239
Tokio Marine Holdings, Inc.	Property & Casualty Insurance	12/29/08	(849,324)
Toll Holdings Ltd.	Transportation	11/10/08	(554,328)
Toronto-Dominion Bank	Commercial Banks	11/13/08	(399,475)
Virgin Blue Holdings Ltd.	Transportation	10/24/08	(92,014)
Virgin Media Inc.	Media	07/16/08	(780,685)
Wal-Mart Stores, Inc.	Food & Staples Retailing	05/12/08	1,232,532

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                     Fund Performance

DAVIS VALUE PORTFOLIO

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
One-Year	(40.32)%	Actual	$1,000.00	$673.00	$3.49
Five-Year	(2.46)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22
Life of Fund (July 1, 1999 through December 31, 2008)	(0.38)%

*Expenses are equal to the Fund’s annualized expense ratio (0.83%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2008 the value of your investment would have been $9,643 – a 3.57% decrease on your initial investment. For comparison, the Standard & Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                            Fund Overview

DAVIS FINANCIAL PORTFOLIO	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	74.61%	Diversified Financials	38.93%	6.28%
Common Stock (Foreign)	18.06%	Insurance	38.44%	2.67%
Short Term Investments	7.24%	Banks	6.81%	3.36%
Other Assets & Liabilities	0.09%	Commercial & Professional Services	6.40%	0.71%
	100.00%	Energy	4.70%	13.31%
		Materials	2.61%	2.99%
		Consumer Services	2.11%	1.75%
		Information Technology	–	15.30%
		Health Care	–	14.76%
		Capital Goods	–	8.12%
		Food, Beverage & Tobacco	–	6.22%
		Other	–	24.53%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	9.84%
Loews Corp.	Multi-line Insurance	7.32%
American Express Co.	Consumer Finance	6.37%
Bank of New York Mellon Corp.	Capital Markets	6.31%
D&B Corp.	Commercial & Professional Services	5.92%
State Bank of India Ltd., GDR	Commercial Banks	4.75%
Markel Corp.	Property & Casualty Insurance	4.64%
Canadian Natural Resources Ltd.	Energy	4.36%
JPMorgan Chase & Co.	Diversified Financial Services	4.15%
Julius Baer Holding, AG	Capital Markets	3.50%

DAVIS VARIABLE ACCOUNT FUND, INC.	Portfolio Activity
DAVIS FINANCIAL PORTFOLIO	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 2.00% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
ACE Ltd.	Property & Casualty Insurance	12/18/08	1.47%
Brookfield Asset Management Inc., Class A	Capital Markets	05/06/08	1.64%
Charles Schwab Corp.	Capital Markets	12/19/08	0.10%
Goldman Sachs Group, Inc.	Capital Markets	04/17/08	2.51%
Julius Baer Holding, AG	Capital Markets	04/18/08	3.50%
T. Rowe Price Group Inc.	Capital Markets	10/10/08	0.29%
Visa Inc., Class A	Diversified Financial Services	03/18/08	1.99%

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Commerce Bancorp, Inc.	Commercial Banks	01/02/08	$316,776
HSBC Holdings PLC	Commercial Banks	02/25/08	(743,004)

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                          Fund Performance

DAVIS FINANCIAL PORTFOLIO

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
One-Year	(46.36)%	Actual	$1,000.00	$675.55	$3.79
Five-Year	(6.51)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.57
Life of Fund (July 1, 1999 through December 31, 2008)	(1.63)%

*Expenses are equal to the Fund’s annualized expense ratio (0.90%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2008 the value of your investment would have been $8,550 – a 14.50% decrease on your initial investment. For comparison, the Standard & Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                                 Fund Overview

DAVIS REAL ESTATE PORTFOLIO	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock (U.S.)	76.79%
Common Stock (Foreign)	11.35%		Fund
Preferred Stock	2.39%	Office REITs	36.05%	15.95%
Convertible Bonds	1.24%	Specialized REITs	10.76%	27.95%
Short Term Investments	7.22%	Residential REITs	9.73%	17.51%
Other Assets & Liabilities	1.01%	Industrial REITs	8.68%	5.60%
	100.00%	Retail REITs	8.13%	22.33%
		Diversified REITs	6.44%	9.30%
		Transportation	6.42%	–
		Diversified Real Estate Activities	5.86%	–
		Real Estate Operating Companies	3.98%	1.36%
		Capital Markets	3.95%	–
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Digital Realty Trust, Inc.	Office REITs	6.95%
Alexandria Real Estate Equities, Inc.	Office REITs	6.46%
Cousins Properties, Inc.	Diversified REITs	5.91%
Ventas, Inc.	Specialized REITs	5.70%
Corporate Office Properties Trust	Office REITs	5.49%
American Campus Communities, Inc.	Residential REITs	4.90%
Cogdell Spencer, Inc.	Specialized REITs	4.18%
Taubman Centers, Inc.	Retail REITs	3.94%
Derwent London PLC	Office REITs	3.74%
Essex Property Trust, Inc.	Residential REITs	3.69%

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                             Portfolio Activity

DAVIS REAL ESTATE PORTFOLIO	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 3.00% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
AMB Property Corp., 6.75%, Series M, Pfd.	Industrial REITs	11/19/08	0.97%
Brookfield Asset Management Inc., Class A	Capital Markets	08/13/08	3.63%
Cogdell Spencer, Inc.	Specialized REITs	01/24/08	4.18%
Digital Realty, 8.50%, Series A, Pfd.	Office REITs	10/27/08	0.42%
Douglas Emmett, Inc.	Office REITs	11/05/08	2.56%
Federal Realty Investment Trust	Retail REITs	02/14/08	2.99%
Mitsubishi Estate Co., Ltd.	Diversified Real Estate Activities	01/08/08	–
SL Green Realty Corp., 7.625%, Series C, Pfd.	Office REITs	12/18/08	0.66%
St. Joe Co.	Diversified Real Estate Activities	10/22/08	3.42%
U-Store-It Trust	Specialized REITs	02/29/08	–

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $1,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
AMB Property Corp.	Industrial REITs	07/21/08	$(232,261)
Ambac Financial Group, Inc.	Property & Casualty Insurance	05/22/08	(1,184,557)
AvalonBay Communities Inc.	Residential REITs	10/10/08	(352,024)
General Electric Co.	Capital Goods	01/07/08	(37,859)
General Growth Properties, Inc., Ser.
144A Conv. Sr. Notes, 3.98%, 4/15/27	Retail REITs	01/11/08	(306,100)
Gramercy Capital Corp.	Diversified REITs	11/11/08	(1,018,251)
Kimco Realty Corp.	Retail REITs	07/08/08	210,033
Mitsubishi Estate Co., Ltd.	Diversified Real Estate Activities	10/09/08	(81,828)
Regency Centers Corp.	Retail REITs	10/13/08	181,935
Toll Brothers, Inc.	Homebuilding	02/27/08	315,757
U-Store-It Trust	Specialized REITs	05/12/08	62,630
Vornado Realty Trust	Diversified REITs	03/25/08	(102,466)

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                           Fund Performance

DAVIS REAL ESTATE PORTFOLIO

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
One-Year	(46.91)%	Actual	$1,000.00	$577.32	$3.96
Five-Year	(1.88)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08
Life of Fund (July 1, 1999 through December 31, 2008)	4.57%

*Expenses are equal to the Fund’s annualized expense ratio (1.00%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart shows, by December 31, 2008, the value of your investment would have grown to $15,292 – a 52.92% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                     Notes to Performance

The following disclosure provides important information regarding each Fund’s Expense Example, which appears in each Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 07/01/08 to 12/31/08. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                 Schedule of Investments

DAVIS VALUE PORTFOLIO	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (92.36%)
CONSUMER DISCRETIONARY - (9.69%)
Automobiles & Components – (0.72%)
141,000	Harley-Davidson, Inc.	$2,392,770

Consumer Durables & Apparel – (0.30%)
21,555	Garmin Ltd.	412,886
17,799	Hunter Douglas NV (Netherlands)	585,960

		998,846

Consumer Services – (1.49%)
219,140	H&R Block, Inc.	4,978,861

Media – (4.80%)
478,541	Comcast Corp., Special Class A	7,721,259
220,170	Grupo Televisa S.A., ADR (Mexico)	3,289,340
59,060	Liberty Media Corp. - Entertainment, Series A *	1,031,188
426,000	News Corp., Class A	3,865,950
2,400	WPP PLC, ADR (United Kingdom)	71,136

		15,978,873

Retailing – (2.38%)
30,400	Amazon.com, Inc. *	1,558,608
110,615	Bed Bath & Beyond Inc. *	2,814,046
165,100	CarMax, Inc. *	1,300,988
73,950	Liberty Media Corp. - Interactive, Series A *	230,354
84,470	Lowe's Cos, Inc.	1,817,794
5,300	Sears Holdings Corp. *	205,746

		7,927,536

	TOTAL CONSUMER DISCRETIONARY	32,276,886

CONSUMER STAPLES - (14.28%)
Food & Staples Retailing – (6.79%)
298,700	Costco Wholesale Corp.	15,675,776
231,971	CVS Caremark Corp.	6,666,847
29,700	Whole Foods Market, Inc.	280,516

		22,623,139

Food, Beverage & Tobacco – (5.63%)
12,800	Altria Group, Inc.	192,768
81,300	Diageo PLC, ADR (United Kingdom)	4,612,962
108,071	Heineken Holding NV (Netherlands)	3,087,007
22,000	Hershey Co.	764,280
232,400	Philip Morris International Inc.	10,111,724

		18,768,741

Household & Personal Products – (1.86%)
42,200	Avon Products, Inc.	1,014,066
83,720	Procter & Gamble Co.	5,175,570

		6,189,636

	TOTAL CONSUMER STAPLES	47,581,516

ENERGY - (16.53%)
117,600	Canadian Natural Resources Ltd. (Canada)	4,701,648
2,659,900	China Coal Energy Co. - H (China)	2,149,610
267,522	ConocoPhillips	13,857,639
157,270	Devon Energy Corp.	10,334,212

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (Continued)	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
135,570	EOG Resources, Inc.	$9,026,251
215,600	Occidental Petroleum Corp.	12,933,844
1,800	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	406,011
35,354	Transocean Ltd. *	1,670,476

	TOTAL ENERGY	55,079,691

FINANCIALS - (28.32%)
Banks – (4.51%)
	Commercial Banks – (4.51%)
115,644	Wachovia Corp. (merged into Wells Fargo & Co. on January 2, 2009)	640,668
488,100	Wells Fargo & Co.	14,389,188

		15,029,856

Diversified Financials – (11.28%)
	Capital Markets – (3.83%)
75,670	Ameriprise Financial, Inc.	1,767,651
213,300	Bank of New York Mellon Corp.	6,042,789
101,900	Brookfield Asset Management Inc., Class A (Canada)	1,556,013
33,470	E*TRADE Financial Corp. *	38,323
13,540	Goldman Sachs Group, Inc.	1,142,641
123,923	Merrill Lynch & Co., Inc. (merged into Bank of America Corp. on January 2, 2009)	1,442,464
16,450	Morgan Stanley	263,858
12,530	State Street Corp.	492,805

		12,746,544

	Consumer Finance – (2.32%)
403,730	American Express Co.	7,489,191
23,950	Discover Financial Services	228,244

		7,717,435

	Diversified Financial Services – (5.13%)
107,843	Citigroup Inc.	723,626
433,768	JPMorgan Chase & Co.	13,676,705
98,830	Moody's Corp.	1,985,495
13,600	Visa Inc., Class A	713,320

		17,099,146

		37,563,125

Insurance – (12.07%)
	Life & Health Insurance – (0.33%)
29,980	Principal Financial Group, Inc.	676,648
18,800	Sun Life Financial Inc. (Canada)	435,032

		1,111,680

	Multi-line Insurance – (2.77%)
387,311	American International Group, Inc.	608,078
68,700	Hartford Financial Services Group, Inc.	1,128,054
264,600	Loews Corp.	7,474,950

		9,211,082

	Property & Casualty Insurance – (8.04%)
167	Berkshire Hathaway Inc., Class A *	16,132,200
300	Berkshire Hathaway Inc., Class B *	964,200
1,030	Markel Corp. *	307,970

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (Continued)	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
25,000	MBIA Inc. *	$101,750
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	2,848,185
433,360	Progressive Corp. (Ohio)	6,418,062

		26,772,367

	Reinsurance – (0.93%)
77,677	Transatlantic Holdings, Inc.	3,111,741

		40,206,870

Real Estate – (0.46%)
503,000	Hang Lung Group Ltd. (Hong Kong)	1,536,587

	TOTAL FINANCIALS	94,336,438

HEALTH CARE - (4.21%)
Health Care Equipment & Services – (2.43%)
73,900	Cardinal Health, Inc.	2,547,333
55,780	Express Scripts, Inc. *	3,068,737
92,800	UnitedHealth Group Inc.	2,468,480

		8,084,550

Pharmaceuticals, Biotechnology & Life Sciences – (1.78%)
32,200	Johnson & Johnson	1,926,526
235,200	Schering-Plough Corp.	4,005,456

		5,931,982

	TOTAL HEALTH CARE	14,016,532

INDUSTRIALS - (6.79%)
Capital Goods – (1.48%)
32,250	ABB Ltd., ADR (Switzerland)	484,073
36,430	PACCAR Inc.	1,041,716
20,600	Siemens AG, Registered (Germany)	1,550,839
86,074	Tyco International Ltd.	1,859,198

		4,935,826

Commercial & Professional Services – (3.03%)
53,500	D&B Corp.	4,130,200
240,432	Iron Mountain Inc. *	5,945,883

		10,076,083

Transportation – (2.28%)
1,258,247	China Merchants Holdings International Co., Ltd. (China)	2,457,270
882,000	China Shipping Development Co. Ltd. - H (China)	888,804
939,200	Cosco Pacific Ltd. (China)	965,653
23,800	Kuehne & Nagel International AG, Registered (Switzerland)	1,541,485
31,710	United Parcel Service, Inc., Class B	1,749,124

		7,602,336

	TOTAL INDUSTRIALS	22,614,245

INFORMATION TECHNOLOGY - (7.15%)
Semiconductors & Semiconductor Equipment – (1.36%)
292,900	Texas Instruments Inc.	4,545,808

Software & Services – (2.71%)
42,700	eBay Inc. *	596,519
7,420	Google Inc., Class A *	2,282,318

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (Continued)	December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
315,510	Microsoft Corp.	$6,135,092

		9,013,929

Technology Hardware & Equipment – (3.08%)
151,850	Agilent Technologies, Inc. *	2,373,415
105,700	Cisco Systems, Inc. *	1,721,325
101,400	Dell Inc. *	1,036,815
102,970	Hewlett-Packard Co.	3,736,781
85,744	Tyco Electronics Ltd.	1,389,910

		10,258,246

	TOTAL INFORMATION TECHNOLOGY	23,817,983

MATERIALS - (5.01%)
61,300	BHP Billiton PLC (United Kingdom)	1,188,949
42,380	Martin Marietta Materials, Inc.	4,114,250
22,100	Monsanto Co.	1,554,735
21,800	Rio Tinto PLC (United Kingdom)	484,539
334,510	Sealed Air Corp.	4,997,579
178,200	Sino-Forest Corp. (Canada)*	1,424,734
41,990	Vulcan Materials Co.	2,921,664

	TOTAL MATERIALS	16,686,450

TELECOMMUNICATION SERVICES - (0.17%)
308,560	Sprint Nextel Corp. *	564,665

	TOTAL TELECOMMUNICATION SERVICES	564,665

UTILITIES - (0.21%)
87,000	AES Corp. *	716,880

	TOTAL UTILITIES	716,880

	TOTAL COMMON STOCK – (Identified cost $322,802,267)	307,691,286

CONVERTIBLE BONDS - (0.56%)
MATERIALS - (0.15%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	522,560

	TOTAL MATERIALS	522,560

TELECOMMUNICATION SERVICES - (0.41%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	962,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	401,500

	TOTAL TELECOMMUNICATION SERVICES	1,363,500

	TOTAL CONVERTIBLE BONDS – (Identified cost $2,736,000)	1,886,060

SHORT TERM INVESTMENTS - (6.26%)
10,425,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $10,425,035
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $10,633,500)	10,425,000
4,344,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $4,344,010
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $4,430,880)	4,344,000

                                                                                  20

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$6,081,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $6,081,017
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $6,202,620)	$6,081,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $20,850,000)	20,850,000

	Total Investments – (99.18%) – (Identified cost $346,388,267) – (b)	330,427,346
	Other Assets Less Liabilities – (0.82%)	2,724,461

	Net Assets – (100.00%)	$333,151,807

ADR:	American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $346,550,901. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$72,911,700
	Unrealized depreciation	(89,035,255)

	Net unrealized depreciation	$(16,123,555)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                 Schedule of Investments

DAVIS FINANCIAL PORTFOLIO	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (92.67%)
CONSUMER DISCRETIONARY - (1.96%)
Consumer Services – (1.96%)
49,400	H&R Block, Inc.	$1,122,368

	TOTAL CONSUMER DISCRETIONARY	1,122,368

ENERGY - (4.36%)
62,500	Canadian Natural Resources Ltd. (Canada)	2,498,750

	TOTAL ENERGY	2,498,750

FINANCIALS - (78.01%)
Banks – (6.31%)
	Commercial Banks – (6.31%)
16,300	ICICI Bank Ltd., ADR (India)	313,775
49,448	State Bank of India Ltd., GDR (India)	2,724,522
19,600	Wells Fargo & Co.	577,808

		3,616,105

Diversified Financials – (36.07%)
	Capital Markets – (16.31%)
39,660	Ameriprise Financial, Inc.	926,458
127,700	Bank of New York Mellon Corp.	3,617,741
61,600	Brookfield Asset Management Inc., Class A (Canada)	940,632
3,700	Charles Schwab Corp.	59,847
17,020	Goldman Sachs Group, Inc.	1,436,318
51,710	Julius Baer Holding, AG (Switzerland)	2,004,140
16,855	Merrill Lynch & Co., Inc. (merged into Bank of America Corp. on January 2, 2009)	196,192
4,760	T. Rowe Price Group Inc.	168,456

		9,349,784

	Consumer Finance – (6.69%)
196,700	American Express Co.	3,648,785
144,550	First Marblehead Corp. *	186,469

		3,835,254

	Diversified Financial Services – (13.07%)
75,448	JPMorgan Chase & Co.	2,378,876
88,000	Moody's Corp.	1,767,920
100,200	Oaktree Capital Group LLC, Class A (a)	1,903,800
62,000	RHJ International (Belgium)*	299,912
21,800	Visa Inc., Class A	1,143,410

		7,493,918

		20,678,956

Insurance – (35.63%)
	Life & Health Insurance – (2.74%)
33,833	China Life Insurance Co., Ltd., ADR (China)	1,569,851

	Multi-line Insurance – (7.61%)
102,487	American International Group, Inc.	160,905
148,600	Loews Corp.	4,197,950

		4,358,855

	Property & Casualty Insurance – (12.43%)
15,900	ACE Ltd.	841,428
23,700	Ambac Financial Group, Inc.	30,810

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (Continued)	December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
34,000	FPIC Insurance Group, Inc. *	$1,481,550
8,900	Markel Corp. *	2,661,100
54,100	MBIA Inc. *	220,187
127,700	Progressive Corp. (Ohio)	1,891,237

		7,126,312

Reinsurance – (12.85%)
22,700	Everest Re Group, Ltd.	1,728,378
140,737	Transatlantic Holdings, Inc.	5,637,924

		7,366,302

		20,421,320

	TOTAL FINANCIALS	44,716,381

INDUSTRIALS - (5.92%)
Commercial & Professional Services – (5.92%)
44,000	D&B Corp.	3,396,800

	TOTAL INDUSTRIALS	3,396,800

MATERIALS - (2.42%)
92,800	Sealed Air Corp.	1,386,432

	TOTAL MATERIALS	1,386,432

	TOTAL COMMON STOCK – (Identified cost $71,285,979)	53,120,731

SHORT TERM INVESTMENTS - (7.24%)
$2,073,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $2,073,007
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $2,114,460)	2,073,000
864,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $864,002
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $881,280)	864,000
1,210,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $1,210,003
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $1,234,200)	1,210,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $4,147,000)	4,147,000

	Total Investments – (99.91%) – (Identified cost $75,432,979) – (b)	57,267,731
	Other Assets Less Liabilities – (0.09%)	53,022

	Net Assets – (100.00%)	$57,320,753

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (Continued)	December 31, 2008

(b)	Aggregate cost for federal income tax purposes is $75,554,894. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$7,869,476
	Unrealized depreciation	(26,156,639)

	Net unrealized depreciation	$(18,287,163)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                 Schedule of Investments

DAVIS REAL ESTATE PORTFOLIO	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (88.14%)
FINANCIALS - (82.25%)
Diversified Financials – (3.63%)
Capital Markets – (3.63%)
45,940	Brookfield Asset Management Inc., Class A (Canada)	$701,504

Real Estate – (78.62%)
Real Estate Investment Trusts (REITs) – (69.59%)
	Diversified REITs – (5.91%)
82,500	Cousins Properties, Inc.	1,142,625

	Industrial REITs – (6.07%)
185,600	Brixton PLC (United Kingdom)	358,750
92,500	DCT Industrial Trust Inc.	468,050
37,300	First Potomac Realty Trust	346,890

		1,173,690

	Office REITs – (31.68%)
20,700	Alexandria Real Estate Equities, Inc.	1,249,038
12,100	Boston Properties, Inc.	665,500
34,600	Corporate Office Properties Trust	1,062,220
68,800	Derwent London PLC (United Kingdom)	723,736
40,900	Digital Realty Trust, Inc.	1,343,565
37,900	Douglas Emmett, Inc.	494,974
22,600	SL Green Realty Corp.	585,340

		6,124,373

	Residential REITs – (8.59%)
46,200	American Campus Communities, Inc.	946,176
9,300	Essex Property Trust, Inc.	713,775

		1,659,951

	Retail REITs – (7.46%)
9,300	Federal Realty Investment Trust	577,344
80,842	General Growth Properties, Inc.	104,286
29,900	Taubman Centers, Inc.	761,254

		1,442,884

	Specialized REITs – (9.88%)
86,383	Cogdell Spencer, Inc.	808,545
32,800	Ventas, Inc.	1,101,096

		1,909,641

		13,453,164

Real Estate Management & Development – (9.03%)
	Diversified Real Estate Activities – (5.38%)
22,700	Mitsui Fudosan Co., Ltd. (Japan)	378,460
27,200	St. Joe Co. *	661,504

		1,039,964

	Real Estate Operating Companies – (3.65%)
100,600	Forest City Enterprises, Inc., Class A	674,020

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (Continued)	December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
	Real Estate Operating Companies – (Continued)
164,290	Minerva PLC (United Kingdom)*	$31,986

		706,006

		1,745,970

		15,199,134

	TOTAL FINANCIALS	15,900,638

INDUSTRIALS - (5.89%)
Transportation – (5.89%)
22,200	Alexander & Baldwin, Inc.	556,332
7,690	Burlington Northern Santa Fe Corp.	582,210

	TOTAL INDUSTRIALS	1,138,542

	TOTAL COMMON STOCK – (Identified cost $33,655,027)	17,039,180

PREFERRED STOCK - (2.39%)
FINANCIALS - (2.39%)
Real Estate – (2.39%)
Real Estate Investment Trusts (REITs) – (2.39%)
	Industrial REITs – (0.97%)
11,900	AMB Property Corp., 6.75%, Series M	187,187

	Office REITs – (1.08%)
5,014	Digital Realty, 8.50%, Series A	80,537
7,900	SL Green Realty Corp., 7.625%, Series C	128,395

		208,932

	Residential REITs – (0.34%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	66,000

	TOTAL PREFERRED STOCK – (Identified cost $381,035)	462,119
CONVERTIBLE BONDS - (1.24%)
FINANCIALS - (1.24%)
Real Estate – (1.24%)
Real Estate Investment Trusts (REITs) – (1.24%)
	Industrial REITs – (0.92%)
$401,000	Prologis, Conv. Sr. Notes, 2.25%, 04/01/37	178,445

	Office REITs – (0.32%)
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	61,750

	TOTAL CONVERTIBLE BONDS – (Identified cost $258,811)	240,195

SHORT TERM INVESTMENTS - (7.22%)
697,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $697,002
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $710,940)	697,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$291,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $291,001
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $296,820)	$291,000
407,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $407,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $415,140)	407,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,395,000)	1,395,000

	Total Investments – (98.99%) – (Identified cost $35,689,873) – (b)	19,136,494
	Other Assets Less Liabilities – (1.01%)	194,915

	Net Assets – (100.00%)	$19,331,409

*	Non-Income producing security.
(a)

This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $61,750, or 0.32% of the Fund's net assets, as of December 31, 2008.

(b)	Aggregate cost for federal income tax purposes is $35,715,521. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$103,142
	Unrealized depreciation	(16,682,169)

	Net unrealized depreciation	$(16,579,027)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                            Statements of Assets and Liabilities

At December 31, 2008

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$330,427,346	$57,267,731	$19,136,494
Cash	13,039	4,278	2,467
Cash - foreign currencies**	–	–	9,249
Receivables:
Capital stock sold	2,288,365	125,516	139,082
Dividends and interest	373,343	14,045	119,924
Investment securities sold	401,702	–	–
Prepaid expenses	6,773	1,172	540
Total assets	333,510,568	57,412,742	19,407,756
LIABILITIES:
Payables:
Investment securities purchased	–	–	14,687
Capital stock redeemed	72,082	19,611	19,021
Accrued audit fees	13,900	12,100	12,100
Accrued custodian fees	24,745	8,200	7,000
Accrued management fees	223,823	37,472	14,404
Accrued reports to shareholder fees	8,100	5,767	100
Other accrued expenses	16,111	8,839	9,035
Total liabilities	358,761	91,989	76,347
NET ASSETS	$333,151,807	$57,320,753	$19,331,409
SHARES OUTSTANDING	40,316,230	8,048,000	3,332,031
NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$8.26	$7.12	$5.80
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$40,316	$8,048	$3,332
Additional paid-in capital	349,174,249	80,135,066	38,782,652
Undistributed net investment income	285,052	610,730	–
Accumulated net realized losses from investments and foreign currency transactions	(390,069)	(5,267,934)	(2,900,637)
Net unrealized depreciation on investments and foreign currency transactions	(15,957,741)	(18,165,157)	(16,553,938)
Net Assets	$333,151,807	$57,320,753	$19,331,409

*Including:
Cost of investments	$346,388,267	$75,432,979	$35,689,873
**Cost of cash - foreign currencies	–	–	9,320

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                               Statements of Operations

For the year ended December 31, 2008

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$8,801,692	$1,359,126	$951,067
Interest	315,132	33,146	51,671
Total income	9,116,824	1,392,272	1,002,738

Expenses:
Management fees (Note 2)	3,807,377	649,832	267,227
Custodian fees	93,860	26,233	23,387
Transfer agent fees	15,752	8,325	7,054
Audit fees	20,400	18,000	18,000
Legal fees	14,433	2,513	1,000
Accounting fees (Note 2)	6,000	3,336	3,336
Reports to shareholders	51,984	14,000	1,365
Directors’ fees and expenses	134,260	31,150	18,445
Registration and filing fees	349	74	25
Miscellaneous	16,916	8,585	8,017
Total expenses	4,161,331	762,048	347,856
Expenses paid indirectly (Note 5)	(299)	(151)	(56)
Net expenses	4,161,032	761,897	347,800
Net investment income	4,955,792	630,375	654,938

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	640,892	(5,205,695)	(2,900,589)
Foreign currency transactions	(35,213)	(1,393)	(674)
Net change in unrealized appreciation (depreciation)	(246,836,174)	(46,773,677)	(16,471,893)
Net realized and unrealized loss on investments and foreign currency	(246,230,495)	(51,980,765)	(19,373,156)
Net decrease in net assets resulting from operations	$(241,274,703)	$(51,350,390)	$(18,718,218)

*Net of foreign taxes withheld as follows	$97,872	$6,358	$7,063

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                          Statements of Changes in Net Assets

For the year ended December 31, 2008

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$4,955,792	$630,375	$654,938
Net realized gain (loss) from investments and foreign currency transactions	605,679	(5,207,088)	(2,901,263)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(246,836,174)	(46,773,677)	(16,471,893)
Net decrease in net assets resulting from operations	(241,274,703)	(51,350,390)	(18,718,218)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,909,074)	–	(804,817)
Realized gains from investment transactions	(8,550,201)	(3,340,762)	(368,670)
Return of capital	–	–	(28,370)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(70,813,149)	(4,713,395)	(10,296,476)
Total decrease in net assets	(325,547,127)	(59,404,547)	(30,216,551)

NET ASSETS:
Beginning of year	658,698,934	116,725,300	49,547,960
End of year*	$333,151,807	$57,320,753	$19,331,409

*Including undistributed net investment income of	$285,052	$610,730	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2007

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$7,786,241	$1,375,215	$1,450,680
Net realized gain from investments and foreign currency transactions	43,001,946	10,447,106	13,885,008
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(19,413,272)	(19,591,174)	(26,189,367)
Net increase (decrease) in net assets resulting from operations	31,374,915	(7,768,853)	(10,853,679)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,607,743)	(1,377,873)	(2,429,289)
Realized gains from investment transactions	(26,368,633)	(6,877,870)	(15,952,803)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(110,527,933)	(23,057,164)	(10,954,364)
Total decrease in net assets	(113,129,394)	(39,081,760)	(40,190,135)

NET ASSETS:
Beginning of year	771,828,328	155,807,060	89,738,095
End of year*	$658,698,934	$116,725,300	$49,547,960

*Including undistributed net investment income of	$277,201	$–	$151,050

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                       Notes to Financial Statements

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Funds. The Funds account separately for the assets, liabilities, and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A.   SECURITY VALUATION -The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Value Portfolio		Davis Financial Portfolio		Davis Real Estate Portfolio

Valuation inputs
Level 1 – Quoted prices	$288,406,398		$46,188,357		$16,008,367
Level 2 – Other Significant Observable Inputs	42,020,948	*	11,079,374	*	3,128,127	*
Level 3 – Significant Unobservable Inputs	–		–		–
Total	$330,427,346		$57,267,731		$19,136,494

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                            Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

B.   MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

E.   FEDERAL INCOME TAXES - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At December 31, 2008 the Funds had post October 2008 losses available to offset future capital gains, if any, which expire in 2017. Davis Financial Portfolio and Davis Real Estate Portfolio have available for federal income tax purposes unused capital loss carryforwards that expire in 2016. Details of post October losses and capital loss carryforwards are as follows:

	Post October 2008 Losses (expire December 31, 2017)	Capital Loss Carryforwards (expire December 31, 2016)
Davis Value Portfolio	$227,000	$–

Davis Financial Portfolio	407,000	4,739,000

Davis Real Estate Portfolio	290,000	2,585,000

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements,as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                            Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

G.  INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2008, for Davis Value Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $38,867 and a corresponding decrease in accumulated net realized losses; for Davis Financial Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $19,645 and a corresponding decrease in accumulated net realized losses; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decease in undistributed net investment loss of $27,199, a decrease in accumulated net realized losses of $1,172, and a decrease in additional paid in capital of $28,371. The Funds’ net assets have not been affected by the reclassifications.

The tax character of distributions paid during the years ended December 31, 2008 and 2007 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Value Portfolio
2008	$4,912,728	$8,546,547	$–	$13,459,275
2007	7,607,743	26,368,633	–	33,976,376

Davis Financial Portfolio
2008	18,252	3,322,510	–	3,340,762
2007	1,710,294	6,545,449	–	8,255,743

Davis Real Estate Portfolio
2008	805,314	368,173	28,370	1,201,857
2007	1,521,297	16,860,795	–	18,382,092

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	DAVIS VALUE PORTFOLIO	DAVIS FINANCIAL PORTFOLIO	DAVIS REAL ESTATE PORTFOLIO
Undistributed net investment income	$285,052	$610,730	$–
Accumulated net realized losses from investments and foreign currency transactions	(227,434)	(5,146,019)	(2,874,989)
Net unrealized depreciation on investments	(16,120,376)	(18,287,072)	(16,579,586)
Total	$(16,062,758)	$(22,822,361)	$(19,454,575)

DAVIS VARIABLE ACCOUNT FUND, INC.                                                            Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser. The annual rate for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for these services for the year ended December 31, 2008 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,000, $3,336, and $3,336, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under the Sub-Advisory Agreement with the Adviser. The Funds pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2008 were as follows:

	DAVIS VALUE PORTFOLIO	DAVIS FINANCIAL PORTFOLIO	DAVIS REAL ESTATE PORTFOLIO

Cost of purchases	$84,705,556	$13,452,576	$14,208,645
Proceeds of sales	179,409,635	24,356,277	24,220,584

DAVIS VARIABLE ACCOUNT FUND, INC.                                                            Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 4 - CAPITAL STOCK

At December 31, 2008, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2008
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	5,699,870	2,481,240	276,678
Shares issued in reinvestment of distributions	1,734,051	531,968	161,544
	7,433,921	3,013,208	438,222
Shares redeemed	(12,622,781)	(3,147,595)	(1,432,521)
Net decrease	(5,188,860)	(134,387)	(994,299)

Proceeds from shares sold	$61,188,955	$26,265,738	$2,700,154
Proceeds from shares issued in reinvestment of
distributions	13,459,275	3,340,762	1,201,857
	74,648,230	29,606,500	3,902,011
Cost of shares redeemed	(145,461,379)	(34,319,895)	(14,198,487)
Net decrease	$(70,813,149)	$(4,713,395)	$(10,296,476)

	Year ended December 31, 2007
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	4,802,313	950,667	530,769
Shares issued in reinvestment of distributions	2,317,607	555,626	1,491,866
	7,119,920	1,506,293	2,022,635
Shares redeemed	(14,556,411)	(2,886,560)	(2,087,935)
Net decrease	(7,436,491)	(1,380,267)	(65,300)

Proceeds from shares sold	$73,108,317	$15,342,280	$10,811,044
Proceeds from shares issued in reinvestment of
distributions	33,976,494	8,255,743	18,382,092
	107,084,811	23,598,023	29,193,136
Cost of shares redeemed	(217,612,744)	(46,655,187)	(40,147,500)
Net decrease	$(110,527,933)	$(23,057,164)	$(10,954,364)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $299, $151, and $56 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the year ended December 31, 2008.

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the year ended December 31, 2008.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                            Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Value Portfolio amounted to $924,060 or 0.28% of the Fund’s net assets as of December 31, 2008. The aggregate value of illiquid securities in Davis Financial Portfolio amounted to $1,903,800 or 3.32% of the Fund’s net assets as of December 31, 2008. Information concerning illiquid securities is as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/Share	Valuation per Unit/Share as of December 31, 2008

Davis Value Portfolio	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$ 400,000	4,000	$100.00	$100.38

Davis Value Portfolio	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$71.00

Davis Financial Portfolio	Oaktree Capital Group LLC, Class A	05/21/07	NA	100,200	$26.43	$19.00

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                       Financial Highlights

DAVIS VALUE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$14.48	$14.58	$12.77	$11.78	$10.57

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.17	0.11	0.12	0.09
Net Realized and Unrealized Gains (Losses)	(6.00)	0.51	1.81	0.99	1.21
Total from Investment Operations	(5.87)	0.68	1.92	1.11	1.30

Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.17)	(0.11)	(0.11)	(0.09)
Distributions from Realized Gains	(0.23)	(0.61)	–	–	–
Return of Capital	–	–	–	–	–	[4]
Distributions in Excess of Net Investment Income	–	–	–	(0.01)	–
Total Dividends and Distributions	(0.35)	(0.78)	(0.11)	(0.12)	(0.09)

Net Asset Value, End of Period	$8.26	$14.48	$14.58	$12.77	$11.78

Total Return[1]	(40.32)%	4.64%	15.00%	9.44%	12.33%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$333,152	$658,699	$771,828	$620,369	$684,723
Ratio of Expenses to Average Net Assets:
Gross	0.82%	0.81%	0.81%	0.81%	0.81%
Net[3]	0.82%	0.81%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average
Net Assets	0.98%	1.11%	0.83%	0.87%	0.87%
Portfolio Turnover Rate[2]	17%	9%	19%	14%	4%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

4Less than $0.005 per share.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                             Financial Highlights – (Continued)

DAVIS FINANCIAL PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$14.27	$16.29	$13.83	$12.82	$11.66

Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.17	0.09	0.07	0.04
Net Realized and Unrealized Gains (Losses)	(6.76)	(1.12)	2.47	1.00	1.16
Total from Investment Operations	(6.68)	(0.95)	2.56	1.07	1.20

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.17)	(0.09)	(0.06)	(0.04)
Distributions from Realized Gains	(0.47)	(0.90)	(0.01)	–	–
Total Dividends and Distributions	(0.47)	(1.07)	(0.10)	(0.06)	(0.04)

Net Asset Value, End of Period	$7.12	$14.27	$16.29	$13.83	$12.82

Total Return[1]	(46.36)%	(6.05)%	18.50%	8.38%	10.32%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$57,321	$116,725	$155,807	$124,060	$109,274
Ratio of Expenses to Average
Net Assets:
Gross	0.88%	0.85%	0.84%	0.85%	0.85%
Net[3]	0.88%	0.85%	0.84%	0.85%	0.85%
Ratio of Net Investment Income to Average
Net Assets	0.73%	0.97%	0.66%	0.52%	0.40%
Portfolio Turnover Rate[2]	16%	17%	9%	21%	6%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                 Financial Highlights (Continued)

DAVIS REAL ESTATE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.45	$20.43	$17.33	$16.80	$13.47

Income (Loss) from Investment Operations:
Net Investment Income	0.19	0.42	0.34	0.30	0.34
Net Realized and Unrealized Gains (Losses)	(5.50)	(3.40)	5.58	1.86	4.07
Total from Investment Operations	(5.31)	(2.98)	5.92	2.16	4.41

Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.64)	(0.60)	(0.54)	(0.48)
Distributions from Realized Gains	(0.11)	(5.36)	(2.22)	(1.09)	(0.60)
Return of Capital	(0.01)	–	–	–	–
Total Dividends and Distributions	(0.34)	(6.00)	(2.82)	(1.63)	(1.08)

Net Asset Value, End of Period	$5.80	$11.45	$20.43	$17.33	$16.80

Total Return[1]	(46.91)%	(15.48)%	34.37%	13.14%	33.35%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$19,331	$49,548	$89,738	$64,556	$58,279
Ratio of Expenses to Average Net Assets:
Gross	0.98%	0.88%	0.86%	0.87%	0.89%
Net[3]	0.98%	0.87%	0.86%	0.87%	0.89%
Ratio of Net Investment Income to Average
Net Assets	1.84%	1.92%	1.63%	1.71%	2.30%
Portfolio Turnover Rate[2]	41%	49%	38%	28%	32%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (comprising the Davis Variable Account Fund, Inc.), including the schedules of investments as of December 31, 2008 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 10, 2009

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                             Fund Information

Federal Income Tax Information (Unaudited)

Davis Value Portfolio

During the calendar year ended 2008 the Fund declared and paid long-term capital gain distributions in the amount of $8,546,547.

Income dividends paid by the Fund during the calendar year ended 2008 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends-received deduction.

Davis Financial Portfolio

During the calendar year ended 2008 the Fund declared and paid long-term capital gain distributions in the amount of $3,322,510.

Dividends paid by the Fund during the calendar year ended 2008, which are not designated as capital gain distributions, should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends-received deduction.

Davis Real Estate Portfolio

During the calendar year ended 2008 the Fund declared and paid long-term capital gain distributions in the amount of $368,173.

Dividends paid by the Fund during the calendar year ended 2008, which are not designated as capital gain distributions, should be multiplied by 15% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                                   Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director (retired 12/31/08)	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                          Directors and Officers – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                          Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P.; serves as an executive officer in certain companies affiliated with the Adviser; Director of the Selected Funds (consisting of three portfolios) since 1998.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc. including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Portfolio Activity	5

Fund Performance	6

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Notes to Financial Statements	16

Financial Highlights	20

Report of Independent Registered Public Accounting Firm	21

Fund Information	22

Directors and Officers	23

DAVIS VALUE PORTFOLIO                                                                                              Management’s Discussion and Analysis

Performance Overview

Davis Value Portfolio delivered a negative return on net asset value of 40.32% for the year ended December 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 37.00%. The sectors3 within the Index that turned in the weakest performance over the year were financials, materials, and information technology. The sectors that turned in the strongest (but still negative) performance over the year were consumer staples and health care.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial companies out-performed the corresponding sector within the Index (down 49% versus down 55% for the Index), but were still the largest detractors4 from performance. A higher relative average weighting in this sector (32% versus 16% for the Index) detracted from performance. American International Group5, American Express, Merrill Lynch, Berkshire Hathaway, Loews, and JPMorgan Chase were among the most important detractors from performance. Visa, Wells Fargo, and Hartford Financial Services were among the most important contributors to the Portfolio’s performance.

The second largest detractor from performance was energy companies. The Portfolio’s energy companies under-performed the corresponding sector within the Index (down 37% versus down 35% for the Index) and had a higher relative average weighting (17% versus 14% for the Index). ConocoPhillips was among the most important detractors from performance.

The Portfolio’s relative performance was helped by having a higher relative average weighting in consumer staple companies (15% versus 11% for the Index). Unfortunately, the Portfolio’s consumer staple companies under-performed the corresponding sector within the Index (down 25% versus down 16% for the Index). Wal-Mart was among the most important contributors to performance while Costco Wholesale was among the most important detractors. The Portfolio no longer owns Wal-Mart.

The Portfolio’s relative performance was harmed by having a lower relative average weighting in health care companies (4% versus 13% for the Index). The Portfolio’s health care companies under-performed the corresponding sector within the Index (down 29% versus down 23% for the Index). Schering-Plough was among the most important contributors to performance.

H&R Block was the single most important contributor to performance over the year.

The Portfolio ended the year with approximately 11% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Portfolio.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annual operating expense ratio for Davis Value Portfolio for the year ended December 31, 2008 was 0.82%. Below are the average annual total returns for the periods ended December 31, 2008:

			PORTFOLIO’S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	(40.32)%	(2.46)%	(0.38)%
Standard & Poor’s 500® Index	(37.00)%	(2.19)%	(2.72)%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2   The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

4   A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5    This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS VALUE PORTFOLIO                                                                                                                                            Fund Overview

At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	81.47%	Energy	17.79%	13.31%
Common Stock (Foreign)	10.89%	Insurance	12.99%	2.67%
Convertible Bonds (U.S.)	0.41%	Diversified Financials	12.13%	6.28%
Convertible Bonds (Foreign)	0.15%	Information Technology	7.69%	15.30%
Short Term Investments	6.26%	Food & Staples Retailing	7.31%	3.30%
Other Assets & Liabilities	0.82%	Food, Beverage & Tobacco	6.06%	6.22%
	100.00%	Materials	5.56%	2.99%
		Media	5.16%	2.57%
		Banks	4.85%	3.36%
		Health Care	4.53%	14.76%
		Commercial & Professional Services	3.26%	0.71%
		Retailing	2.56%	2.79%
		Transportation	2.46%	2.23%
		Other	2.45%	10.30%
		Household & Personal Products	2.00%	3.34%
		Consumer Services	1.61%	1.75%
		Capital Goods	1.59%	8.12%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.84%
Costco Wholesale Corp.	Food & Staples Retailing	4.71%
Wells Fargo & Co.	Commercial Banks	4.32%
ConocoPhillips	Energy	4.16%
JPMorgan Chase & Co.	Diversified Financial Services	4.11%
Occidental Petroleum Corp.	Energy	3.88%
Devon Energy Corp.	Energy	3.10%
Philip Morris International Inc.	Food, Beverage & Tobacco	3.04%
EOG Resources, Inc.	Energy	2.71%
Comcast Corp., Special Class A	Media	2.32%

4

DAVIS VALUE PORTFOLIO                                                                                                                                        Portfolio Activity

January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 0.50% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
ABB Ltd., ADR	Capital Goods	09/29/08	0.15%
AES Corp.	Utilities	09/03/08	0.21%
Brookfield Asset Management Inc., Class A	Capital Markets	05/21/08	0.47%
Cisco Systems, Inc.	Technology Hardware & Equipment	02/01/08	0.52%
eBay Inc.	Software & Services	02/01/08	0.18%
Garmin Ltd.	Consumer Durables & Apparel	04/03/08	0.12%
General Electric Co.	Capital Goods	01/16/08	–
Goldman Sachs Group, Inc.	Capital Markets	09/24/08	0.34%
Hartford Financial Services Group, Inc.	Multi-line Insurance	12/05/08	0.34%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	04/03/08	0.58%
Level 3 Communications, Inc.,
Conv. Sr. Notes, 15.00%, 01/15/13	Telecommunication Services	12/23/08	0.12%
Monsanto Co.	Materials	10/02/08	0.47%
OGX Petroleo e Gas Participacoes S.A.	Energy	06/12/08	0.12%
PACCAR Inc.	Capital Goods	10/30/08	0.31%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology & Life Sciences	07/21/08	1.20%
Siemens AG, Registered	Capital Goods	02/04/08	0.47%
Sino-Forest Corp., Conv. Sr. Notes,
5.00%, 08/01/13	Materials	07/17/08	0.15%
Visa Inc., Class A	Diversified Financial Services	03/18/08	0.21%
Whole Foods Market, Inc.	Food & Staples Retailing	01/29/08	0.08%

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $1,500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Ambac Financial Group, Inc.	Property & Casualty Insurance	10/20/08	$(3,980,699)
Aon Corp.	Insurance Brokers	11/24/08	1,409,966
Asciano Group	Transportation	11/12/08	(468,650)
Commerce Bancorp, Inc.	Commercial Banks	03/31/08	225,420
Covidien Ltd.	Health Care Equipment & Services	11/24/08	3,169,738
General Electric Co.	Capital Goods	08/05/08	(1,514,828)
HSBC Holdings PLC	Commercial Banks	02/13/08	1,228,769
Lagardere S.C.A.	Media	05/02/08	1,071,814
Liberty Media Corp. – Capital, Series A	Media	11/21/08	(83,977)
SK Telecom Co., Ltd., ADR	Telecommunication Services	05/07/08	307,239
Tokio Marine Holdings, Inc.	Property & Casualty Insurance	12/29/08	(849,324)
Toll Holdings Ltd.	Transportation	11/10/08	(554,328)
Toronto-Dominion Bank	Commercial Banks	11/13/08	(399,475)
Virgin Blue Holdings Ltd.	Transportation	10/24/08	(92,014)
Virgin Media Inc.	Media	07/16/08	(780,685)
Wal-Mart Stores, Inc.	Food & Staples Retailing	05/12/08	1,232,532

5

DAVIS VALUE PORTFOLIO                                                                                                                                     Fund Performance

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
One-Year	(40.32)%	Actual	$1,000.00	$673.00	$3.49
Five-Year	(2.46)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22
Life of Fund (July 1, 1999 through December 31, 2008)	(0.38)%

*Expenses are equal to the Fund’s annualized expense ratio (0.83%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 7 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2008 the value of your investment would have been $9,643 – a 3.57% decrease on your initial investment. For comparison, the Standard & Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

6

DAVIS VALUE PORTFOLIO                                                                                                                               Notes to Performance

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/08 to 12/31/08. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7

DAVIS VALUE PORTFOLIO                                                                                                                           Schedule of Investments

December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (92.36%)
CONSUMER DISCRETIONARY - (9.69%)
Automobiles & Components – (0.72%)
141,000	Harley-Davidson, Inc.	$2,392,770

Consumer Durables & Apparel – (0.30%)
21,555	Garmin Ltd.	412,886
17,799	Hunter Douglas NV (Netherlands)	585,960

		998,846

Consumer Services – (1.49%)
219,140	H&R Block, Inc.	4,978,861

Media – (4.80%)
478,541	Comcast Corp., Special Class A	7,721,259
220,170	Grupo Televisa S.A., ADR (Mexico)	3,289,340
59,060	Liberty Media Corp. - Entertainment, Series A *	1,031,188
426,000	News Corp., Class A	3,865,950
2,400	WPP PLC, ADR (United Kingdom)	71,136

		15,978,873

Retailing – (2.38%)
30,400	Amazon.com, Inc. *	1,558,608
110,615	Bed Bath & Beyond Inc. *	2,814,046
165,100	CarMax, Inc. *	1,300,988
73,950	Liberty Media Corp. - Interactive, Series A *	230,354
84,470	Lowe's Cos, Inc.	1,817,794
5,300	Sears Holdings Corp. *	205,746

		7,927,536

	TOTAL CONSUMER DISCRETIONARY	32,276,886

CONSUMER STAPLES - (14.28%)
Food & Staples Retailing – (6.79%)
298,700	Costco Wholesale Corp.	15,675,776
231,971	CVS Caremark Corp.	6,666,847
29,700	Whole Foods Market, Inc.	280,516

		22,623,139

Food, Beverage & Tobacco – (5.63%)
12,800	Altria Group, Inc.	192,768
81,300	Diageo PLC, ADR (United Kingdom)	4,612,962
108,071	Heineken Holding NV (Netherlands)	3,087,007
22,000	Hershey Co.	764,280
232,400	Philip Morris International Inc.	10,111,724

		18,768,741

Household & Personal Products – (1.86%)
42,200	Avon Products, Inc.	1,014,066
83,720	Procter & Gamble Co.	5,175,570

		6,189,636

	TOTAL CONSUMER STAPLES	47,581,516

ENERGY - (16.53%)
117,600	Canadian Natural Resources Ltd. (Canada)	4,701,648
2,659,900	China Coal Energy Co. - H (China)	2,149,610
267,522	ConocoPhillips	13,857,639
157,270	Devon Energy Corp.	10,334,212

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
135,570	EOG Resources, Inc.	$9,026,251
215,600	Occidental Petroleum Corp.	12,933,844
1,800	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	406,011
35,354	Transocean Ltd. *	1,670,476

	TOTAL ENERGY	55,079,691

FINANCIALS - (28.32%)
Banks – (4.51%)
	Commercial Banks – (4.51%)
115,644	Wachovia Corp. (merged into Wells Fargo & Co. on January 2, 2009)	640,668
488,100	Wells Fargo & Co.	14,389,188

		15,029,856

Diversified Financials – (11.28%)
	Capital Markets – (3.83%)
75,670	Ameriprise Financial, Inc.	1,767,651
213,300	Bank of New York Mellon Corp.	6,042,789
101,900	Brookfield Asset Management Inc., Class A (Canada)	1,556,013
33,470	E*TRADE Financial Corp. *	38,323
13,540	Goldman Sachs Group, Inc.	1,142,641
123,923	Merrill Lynch & Co., Inc. (merged into Bank of America Corp. on January 2, 2009)	1,442,464
16,450	Morgan Stanley	263,858
12,530	State Street Corp.	492,805

		12,746,544

	Consumer Finance – (2.32%)
403,730	American Express Co.	7,489,191
23,950	Discover Financial Services	228,244

		7,717,435

	Diversified Financial Services – (5.13%)
107,843	Citigroup Inc.	723,626
433,768	JPMorgan Chase & Co.	13,676,705
98,830	Moody's Corp.	1,985,495
13,600	Visa Inc., Class A	713,320

		17,099,146

		37,563,125

Insurance – (12.07%)
	Life & Health Insurance – (0.33%)
29,980	Principal Financial Group, Inc.	676,648
18,800	Sun Life Financial Inc. (Canada)	435,032

		1,111,680

	Multi-line Insurance – (2.77%)
387,311	American International Group, Inc.	608,078
68,700	Hartford Financial Services Group, Inc.	1,128,054
264,600	Loews Corp.	7,474,950

		9,211,082

	Property & Casualty Insurance – (8.04%)
167	Berkshire Hathaway Inc., Class A *	16,132,200
300	Berkshire Hathaway Inc., Class B *	964,200
1,030	Markel Corp. *	307,970

9

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
25,000	MBIA Inc. *	$101,750
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	2,848,185
433,360	Progressive Corp. (Ohio)	6,418,062

		26,772,367

	Reinsurance – (0.93%)
77,677	Transatlantic Holdings, Inc.	3,111,741

		40,206,870

Real Estate – (0.46%)
503,000	Hang Lung Group Ltd. (Hong Kong)	1,536,587

	TOTAL FINANCIALS	94,336,438

HEALTH CARE - (4.21%)
Health Care Equipment & Services – (2.43%)
73,900	Cardinal Health, Inc.	2,547,333
55,780	Express Scripts, Inc. *	3,068,737
92,800	UnitedHealth Group Inc.	2,468,480

		8,084,550

Pharmaceuticals, Biotechnology & Life Sciences – (1.78%)
32,200	Johnson & Johnson	1,926,526
235,200	Schering-Plough Corp.	4,005,456

		5,931,982

	TOTAL HEALTH CARE	14,016,532

INDUSTRIALS - (6.79%)
Capital Goods – (1.48%)
32,250	ABB Ltd., ADR (Switzerland)	484,073
36,430	PACCAR Inc.	1,041,716
20,600	Siemens AG, Registered (Germany)	1,550,839
86,074	Tyco International Ltd.	1,859,198

		4,935,826

Commercial & Professional Services – (3.03%)
53,500	D&B Corp.	4,130,200
240,432	Iron Mountain Inc. *	5,945,883

		10,076,083

Transportation – (2.28%)
1,258,247	China Merchants Holdings International Co., Ltd. (China)	2,457,270
882,000	China Shipping Development Co. Ltd. - H (China)	888,804
939,200	Cosco Pacific Ltd. (China)	965,653
23,800	Kuehne & Nagel International AG, Registered (Switzerland)	1,541,485
31,710	United Parcel Service, Inc., Class B	1,749,124

		7,602,336

	TOTAL INDUSTRIALS	22,614,245

INFORMATION TECHNOLOGY - (7.15%)
Semiconductors & Semiconductor Equipment – (1.36%)
292,900	Texas Instruments Inc.	4,545,808

Software & Services – (2.71%)
42,700	eBay Inc. *	596,519
7,420	Google Inc., Class A *	2,282,318

10

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
315,510	Microsoft Corp.	$6,135,092

		9,013,929

Technology Hardware & Equipment – (3.08%)
151,850	Agilent Technologies, Inc. *	2,373,415
105,700	Cisco Systems, Inc. *	1,721,325
101,400	Dell Inc. *	1,036,815
102,970	Hewlett-Packard Co.	3,736,781
85,744	Tyco Electronics Ltd.	1,389,910

		10,258,246

	TOTAL INFORMATION TECHNOLOGY	23,817,983

MATERIALS - (5.01%)
61,300	BHP Billiton PLC (United Kingdom)	1,188,949
42,380	Martin Marietta Materials, Inc.	4,114,250
22,100	Monsanto Co.	1,554,735
21,800	Rio Tinto PLC (United Kingdom)	484,539
334,510	Sealed Air Corp.	4,997,579
178,200	Sino-Forest Corp. (Canada)*	1,424,734
41,990	Vulcan Materials Co.	2,921,664

	TOTAL MATERIALS	16,686,450

TELECOMMUNICATION SERVICES - (0.17%)
308,560	Sprint Nextel Corp. *	564,665

	TOTAL TELECOMMUNICATION SERVICES	564,665

UTILITIES - (0.21%)
87,000	AES Corp. *	716,880

	TOTAL UTILITIES	716,880

	TOTAL COMMON STOCK - (Identified cost $322,802,267)	307,691,286
CONVERTIBLE BONDS - (0.56%)
MATERIALS - (0.15%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	522,560

	TOTAL MATERIALS	522,560

TELECOMMUNICATION SERVICES - (0.41%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	962,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	401,500

	TOTAL TELECOMMUNICATION SERVICES	1,363,500

	TOTAL CONVERTIBLE BONDS - (Identified cost $2,736,000)	1,886,060

SHORT TERM INVESTMENTS - (6.26%)
10,425,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $10,425,035
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $10,633,500)	10,425,000
4,344,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $4,344,010
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $4,430,880)	4,344,000

11

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2008

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$6,081,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $6,081,017
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $6,202,620)	$6,081,000

	TOTAL SHORT TERM INVESTMENTS - (Identified cost $20,850,000)	20,850,000

	Total Investments – (99.18%) – (Identified cost $346,388,267) – (b)	330,427,346
	Other Assets Less Liabilities – (0.82%)	2,724,461

	Net Assets – (100.00%)	$333,151,807

ADR:	American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $346,550,901. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$72,911,700
	Unrealized depreciation	(89,035,255)

	Net unrealized depreciation	$(16,123,555)

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO                                                                                                       Statement of Assets and Liabilities

At December 31, 2008

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$330,427,346
Cash	13,039
Receivables:
Capital stock sold	2,288,365
Dividends and interest	373,343
Investment securities sold	401,702
Prepaid expenses	6,773
Total assets	333,510,568
LIABILITIES:
Payables:
Capital stock redeemed	72,082
Accrued custodian fees	24,745
Accrued management fees	223,823
Other accrued expenses	38,111
Total liabilities	358,761
NET ASSETS	$333,151,807
SHARES OUTSTANDING	40,316,230
NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$8.26
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$40,316
Additional paid-in capital	349,174,249
Undistributed net investment income	285,052
Accumulated net realized losses from investments and foreign currency transactions	(390,069)
Net unrealized depreciation on investments and foreign currency transactions	(15,957,741)
Net Assets	$333,151,807

*Including:
Cost of investments	$346,388,267

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO                                                                                                                          Statement of Operations

For the year ended December 31, 2008

INVESTMENT INCOME:
Income:
Dividends*		$8,801,692
Interest		315,132
Total income		9,116,824

Expenses:
Management fees (Note 2)	$3,807,377
Custodian fees	93,860
Transfer agent fees	15,752
Audit fees	20,400
Legal fees	14,433
Accounting fees (Note 2)	6,000
Reports to shareholders	51,984
Directors’ fees and expenses	134,260
Registration and filing fees	349
Miscellaneous	16,916
Total expenses		4,161,331
Expenses paid indirectly (Note 5)		(299)
	Net expenses	4,161,032
	Net investment income	4,955,792

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		640,892
Foreign currency transactions		(35,213)
Net change in unrealized appreciation (depreciation)		(246,836,174)
Net realized and unrealized loss on investments and foreign currency		(246,230,495)
Net decrease in net assets resulting from operations		$(241,274,703)

*Net of foreign taxes withheld as follows		$97,872

See Notes to Financial Statements

14

DAVIS VALUE PORTFOLIO                                                                                                   Statements of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
OPERATIONS:
Net investment income	$4,955,792	$7,786,241
Net realized gain from investments and foreign currency transactions	605,679	43,001,946
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(246,836,174)	(19,413,272)
Net increase (decrease) in net assets resulting from operations	(241,274,703)	31,374,915

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,909,074)	(7,607,743)
Realized gains from investment transactions	(8,550,201)	(26,368,633)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(70,813,149)	(110,527,933)
Total decrease in net assets	(325,547,127)	(113,129,394)

NET ASSETS:
Beginning of year	658,698,934	771,828,328
End of year*	$333,151,807	$658,698,934

*Including undistributed net investment income of	$285,052	$277,201

See Notes to Financial Statements

15

DAVIS VALUE PORTFOLIO                                                                                                                 Notes to Financial Statements

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.  VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$288,406,398
Level 2 – Other Significant Observable Inputs	42,020,948	*
Level 3 – Significant Unobservable Inputs	–
Total	$330,427,346

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

16

DAVIS VALUE PORTFOLIO                                                                                       Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At December 31, 2008 the Fund had post October 2008 losses of $227,000 available to offset future capital gains, if any, which expire in 2017.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements,as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

17

DAVIS VALUE PORTFOLIO                                                                                       Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2008, amounts have been reclassified to reflect a decrease in undistributed net investment income of $38,867 and a corresponding decrease in accumulated net realized losses. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2008 and 2007 was as follows:

	2008	2007
Ordinary income	$4,912,728	$7,607,743
Long-term capital gain	8,546,547	26,368,633
Total	$13,459,275	$33,976,376

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$285,052
Accumulated net realized losses from investments and foreign currency transactions	(227,434)
Net unrealized depreciation on investments	(16,120,376)
Total	$(16,062,758)

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2008 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under the Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2008 were $84,705,556 and $179,409,635, respectively.

18

DAVIS VALUE PORTFOLIO                                                                                       Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 4 - CAPITAL STOCK

At December 31, 2008, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2008	2007
Shares sold	5,699,870	4,802,313
Shares issued in reinvestment of distributions	1,734,051	2,317,607
	7,433,921	7,119,920
Shares redeemed	(12,622,781)	(14,556,411)
Net decrease	(5,188,860)	(7,436,491)

Proceeds from shares sold	$61,188,955	$73,108,317
Proceeds from shares issued in reinvestment of distributions	13,459,275	33,976,494
	74,648,230	107,084,811
Cost of shares redeemed	(145,461,379)	(217,612,744)
Net decrease	$(70,813,149)	$(110,527,933)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $299 during the year ended December 31, 2008.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2008.

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $924,060 or 0.28% of the Fund’s net assets as of December 31, 2008. Information concerning illiquid securities is as follows:

Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of December 31, 2008

Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$ 400,000	4,000	$100.00	$100.38

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$71.00

19

DAVIS VALUE PORTFOLIO                                                                                                                                 Financial Highlights

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$14.48	$14.58	$12.77	$11.78	$10.57

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.17	0.11	0.12	0.09
Net Realized and Unrealized Gains (Losses)	(6.00)	0.51	1.81	0.99	1.21
Total from Investment Operations	(5.87)	0.68	1.92	1.11	1.30

Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.17)	(0.11)	(0.11)	(0.09)
Distributions from Realized Gains	(0.23)	(0.61)	–	–	–
Return of Capital	–	–	–	–	–	[4]
Distributions in Excess of Net Investment Income	–	–	–	(0.01)	–

Total Dividends and Distributions	(0.35)	(0.78)	(0.11)	(0.12)	(0.09)

Net Asset Value, End of Period	$8.26	$14.48	$14.58	$12.77	$11.78

Total Return[1]	(40.32)%	4.64%	15.00%	9.44%	12.33%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$333,152	$658,699	$771,828	$620,369	$684,723
Ratio of Expenses to Average Net Assets:
Gross	0.82%	0.81%	0.81%	0.81%	0.81%
Net[3]	0.82%	0.81%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	0.98%	1.11%	0.83%	0.87%	0.87%
Portfolio Turnover Rate[2]	17%	9%	19%	14%	4%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[4]	Less than $0.005 per share.

See Notes to Financial Statements

20

DAVIS VALUE PORTFOLIO                                                             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 10, 2009

21

DAVIS VALUE PORTFOLIO	Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended 2008 the Fund declared and paid long-term capital gain distributions in the amount of $8,546,547.

Income dividends paid by the Fund during the calendar year ended 2008 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

DAVIS VALUE PORTFOLIO                                                                                                                             Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director (retired 12/31/08)	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

23

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

24

DAVIS VALUE PORTFOLIO                                                                                                    Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P.; serves as an executive officer in certain companies affiliated with the Adviser; Director of the Selected Funds (consisting of three portfolios) since 1998.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

25

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Portfolio Activity	5

Fund Performance	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	18

Report of Independent Registered Public Accounting Firm	19

Fund Information	20

Directors and Officers	21

DAVIS FINANCIAL PORTFOLIO                                                                                     Management’s Discussion and Analysis

Performance Overview

Davis Financial Portfolio delivered a negative return on net asset value of 46.36% for the year ended December 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 37.00%. Financial companies as a whole turned in the weakest performance of any sector3 of the Index. The banking, diversified financial, and insurance industry groups all turned in negative performance.

Factors Impacting the Portfolio’s Performance

The specific financial companies, which the Portfolio owned, out-performed the majority of financial companies in the Index, but still turned in negative performance. The Portfolio’s non-financial holdings overall also turned in negative performance.

The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (down 53% versus down 59% for the Index), but were still the largest detractors4 from performance. American Express5, First Marblehead, Bank of New York Mellon, and Merrill Lynch were among the most important detractors from performance, while Visa was among the most important contributors.

The Portfolio’s insurance companies out-performed the corresponding industry group within the Index (down 47% versus down 58% for the Index). FPIC Insurance was among the most important contributors to performance. American International Group, Transatlantic Holdings, Markel, and Loews were among the most important detractors from performance.

The Portfolio’s banking companies performed roughly in-line with the corresponding industry group within the Index (both down 47%). Wells Fargo was among the most important contributors to performance. State Bank of India was among the most important detractors from performance.

H&R Block was the single most important contributor to performance over the year.

The Portfolio ended the year with approximately 18% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Portfolio.

2

DAVIS FINANCIAL PORTFOLIO                                                           Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds, Inc. (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annual operating expense ratio for the year ended December 31, 2008 was 0.88%. The following table lists the average annual total returns for the periods ended December 31, 2008:

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Financial Portfolio	(46.36)%	(6.51)%	(1.63)%
Standard & Poor’s 500® Index	(37.00)%	(2.19)%	(2.72)%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2   The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

4   A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5    This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS FINANCIAL PORTFOLIO                                                                                                                                   Fund Overview

At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	74.61%	Diversified Financials	38.93%	6.28%
Common Stock (Foreign)	18.06%	Insurance	38.44%	2.67%
Short Term Investments	7.24%	Banks	6.81%	3.36%
Other Assets & Liabilities	0.09%	Commercial & Professional Services	6.40%	0.71%
	100.00%	Energy	4.70%	13.31%
		Materials	2.61%	2.99%
		Consumer Services	2.11%	1.75%
		Information Technology	–	15.30%
		Health Care	–	14.76%
		Capital Goods	–	8.12%
		Food, Beverage & Tobacco	–	6.22%
		Other	–	24.53%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	9.84%
Loews Corp.	Multi-line Insurance	7.32%
American Express Co.	Consumer Finance	6.37%
Bank of New York Mellon Corp.	Capital Markets	6.31%
D&B Corp.	Commercial & Professional Services	5.92%
State Bank of India Ltd., GDR	Commercial Banks	4.75%
Markel Corp.	Property & Casualty Insurance	4.64%
Canadian Natural Resources Ltd.	Energy	4.36%
JPMorgan Chase & Co.	Diversified Financial Services	4.15%
Julius Baer Holding, AG	Capital Markets	3.50%

4

DAVIS FINANCIAL PORTFOLIO                                                                                                                               Portfolio Activity

January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 2.00% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
ACE Ltd.	Property & Casualty Insurance	12/18/08	1.47%
Brookfield Asset Management Inc., Class A	Capital Markets	05/06/08	1.64%
Charles Schwab Corp.	Capital Markets	12/19/08	0.10%
Goldman Sachs Group, Inc.	Capital Markets	04/17/08	2.51%
Julius Baer Holding, AG	Capital Markets	04/18/08	3.50%
T. Rowe Price Group Inc.	Capital Markets	10/10/08	0.29%
Visa Inc., Class A	Diversified Financial Services	03/18/08	1.99%

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Commerce Bancorp, Inc.	Commercial Banks	01/02/08	$316,776
HSBC Holdings PLC	Commercial Banks	02/25/08	(743,004)

5

DAVIS FINANCIAL PORTFOLIO                                                                                                                            Fund Performance

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
One-Year	(46.36)%	Actual	$1,000.00	$675.55	$3.79
Five-Year	(6.51)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.57
Life of Fund (July 1, 1999 through December 31, 2008)	(1.63)%

*Expenses are equal to the Fund’s annualized expense ratio (0.90%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 7 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2008 the value of your investment would have been $8,550 – a 14.50% decrease on your initial investment. For comparison, the Standard & Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

6

DAVIS FINANCIAL PORTFOLIO                                                                                                                      Notes to Performance

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/08 to 12/31/08. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7

DAVIS FINANCIAL PORTFOLIO                                                                                                                  Schedule of Investments

                                                                                                                                                                                       December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (92.67%)
CONSUMER DISCRETIONARY - (1.96%)
Consumer Services – (1.96%)
49,400	H&R Block, Inc.	$1,122,368

	TOTAL CONSUMER DISCRETIONARY	1,122,368

ENERGY - (4.36%)
62,500	Canadian Natural Resources Ltd. (Canada)	2,498,750

	TOTAL ENERGY	2,498,750

FINANCIALS - (78.01%)
Banks – (6.31%)
	Commercial Banks – (6.31%)
16,300	ICICI Bank Ltd., ADR (India)	313,775
49,448	State Bank of India Ltd., GDR (India)	2,724,522
19,600	Wells Fargo & Co.	577,808

		3,616,105

Diversified Financials – (36.07%)
	Capital Markets – (16.31%)
39,660	Ameriprise Financial, Inc.	926,458
127,700	Bank of New York Mellon Corp.	3,617,741
61,600	Brookfield Asset Management Inc., Class A (Canada)	940,632
3,700	Charles Schwab Corp.	59,847
17,020	Goldman Sachs Group, Inc.	1,436,318
51,710	Julius Baer Holding, AG (Switzerland)	2,004,140
16,855	Merrill Lynch & Co., Inc. (merged into Bank of America Corp. on January 2, 2009)	196,192
4,760	T. Rowe Price Group Inc.	168,456

		9,349,784

	Consumer Finance – (6.69%)
196,700	American Express Co.	3,648,785
144,550	First Marblehead Corp. *	186,469

		3,835,254

	Diversified Financial Services – (13.07%)
75,448	JPMorgan Chase & Co.	2,378,876
88,000	Moody's Corp.	1,767,920
100,200	Oaktree Capital Group LLC, Class A (a)	1,903,800
62,000	RHJ International (Belgium)*	299,912
21,800	Visa Inc., Class A	1,143,410

		7,493,918

		20,678,956

Insurance – (35.63%)
	Life & Health Insurance – (2.74%)
33,833	China Life Insurance Co., Ltd., ADR (China)	1,569,851

	Multi-line Insurance – (7.61%)
102,487	American International Group, Inc.	160,905
148,600	Loews Corp.	4,197,950

		4,358,855

	Property & Casualty Insurance – (12.43%)
15,900	ACE Ltd.	841,428
23,700	Ambac Financial Group, Inc.	30,810

8

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments (Continued)

                                                                                                                                                                                          December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
34,000	FPIC Insurance Group, Inc. *	$1,481,550
8,900	Markel Corp. *	2,661,100
54,100	MBIA Inc. *	220,187
127,700	Progressive Corp. (Ohio)	1,891,237

		7,126,312

Reinsurance – (12.85%)
22,700	Everest Re Group, Ltd.	1,728,378
140,737	Transatlantic Holdings, Inc.	5,637,924

		7,366,302

		20,421,320

	TOTAL FINANCIALS	44,716,381

INDUSTRIALS - (5.92%)
Commercial & Professional Services – (5.92%)
44,000	D&B Corp.	3,396,800

	TOTAL INDUSTRIALS	3,396,800

MATERIALS - (2.42%)
92,800	Sealed Air Corp.	1,386,432

	TOTAL MATERIALS	1,386,432

	TOTAL COMMON STOCK – (Identified cost $71,285,979)	53,120,731

SHORT TERM INVESTMENTS - (7.24%)
$2,073,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $2,073,007
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $2,114,460)	2,073,000
864,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $864,002
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $881,280)	864,000
1,210,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $1,210,003
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $1,234,200)	1,210,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $4,147,000)	4,147,000

	Total Investments – (99.91%) – (Identified cost $75,432,979) – (b)	57,267,731
	Other Assets Less Liabilities – (0.09%)	53,022

	Net Assets – (100.00%)	$57,320,753

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

9

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments (Continued)

                                                                                                                                                                                          December 31, 2008

(b)	Aggregate cost for federal income tax purposes is $75,554,894. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$7,869,476
	Unrealized depreciation	(26,156,639)

	Net unrealized depreciation	$(18,287,163)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO                                                                                               Statement of Assets and Liabilities

At December 31, 2008

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$57,267,731
Cash	4,278
Receivables:
Capital stock sold	125,516
Dividends and interest	14,045
Prepaid expenses	1,172
Total assets	57,412,742
LIABILITIES:
Payables:
Capital stock redeemed	19,611
Accrued audit fees	12,100
Accrued custodian fees	8,200
Accrued management fees	37,472
Accrued reports to shareholder fees	5,767
Other accrued expenses	8,839
Total liabilities	91,989
NET ASSETS	$57,320,753
SHARES OUTSTANDING	8,048,000
NET ASSET VALUE, offering, and redemption price per share	$7.12
(Net Assets ÷ Shares Outstanding)
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$8,048
Additional paid-in capital	80,135,066
Undistributed net investment income	610,730
Accumulated net realized losses from investments and foreign currency transactions	(5,267,934)
Net unrealized depreciation on investments and foreign currency transactions	(18,165,157)
Net Assets	57,320,753

*Including:
Cost of investments	$75,432,979

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO                                                                                                                  Statement of Operations

For the year ended December 31, 2008

INVESTMENT INCOME:
Income:
Dividends*		$1,359,126
Interest		33,146
Total income		1,392,272

Expenses:
Management fees (Note 2)	$649,832
Custodian fees	26,233
Transfer agent fees	8,325
Audit fees	18,000
Legal fees	2,513
Accounting fees (Note 2)	3,336
Reports to shareholders	14,000
Directors’ fees and expenses	31,150
Registration and filing fees	74
Miscellaneous	8,585
Total expenses		762,048
Expenses paid indirectly (Note 5)		(151)
	Net expenses	761,897
	Net investment income	630,375

REALIZED & UNREALIZED LOSS ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(5,205,695)
Foreign currency transactions		(1,393)
Net change in unrealized depreciation		(46,773,677)
Net realized and unrealized loss on investments and foreign currency		(51,980,765)
Net decrease in net assets resulting from operations		$(51,350,390)

*Net of foreign taxes withheld as follows		$6,358

See Notes to Financial Statements

12

DAVIS FINANCIAL PORTFOLIO                                                                                           Statements of Changes in Net Assets

	Year Ended December 31, 2008	Year Ended December 31, 2007
OPERATIONS:
Net investment income	$630,375	$1,375,215
Net realized gain (loss) from investments and foreign currency transactions	(5,207,088)	10,447,106
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(46,773,677)	(19,591,174)
Net decrease in net assets resulting from operations	(51,350,390)	(7,768,853)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,377,873)
Realized gains from investment transactions	(3,340,762)	(6,877,870)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(4,713,395)	(23,057,164)
Total decrease in net assets	(59,404,547)	(39,081,760)

NET ASSETS:
Beginning of year	116,725,300	155,807,060
End of year*	$57,320,753	$116,725,300

*Including undistributed net investment income of	$610,730	$–

See Notes to Financial Statements

13

DAVIS FINANCIAL PORTFOLIO                                                                                                       Notes to Financial Statements

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.  VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$46,188,357
Level 2 – Other Significant Observable Inputs	11,079,374	*
Level 3 – Significant Unobservable Inputs	–
Total	$57,267,731

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

14

DAVIS FINANCIAL PORTFOLIO                                                                              Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At December 31, 2008 the Fund had post October 2008 losses of $407,000 available to offset future capital gains, if any, which expire in 2017. The Fund also has available for federal income tax purposes unused capital loss carryforwards of $4,739,000 that expire in 2016.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements,as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

15

DAVIS FINANCIAL PORTFOLIO                                                                              Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2008, amounts have been reclassified to reflect a decrease in undistributed net investment income of $19,645 and a corresponding decrease in accumulated net realized losses. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2008 and 2007 was as follows:

	2008	2007
Ordinary income	$18,252	$1,710,294
Long-term capital gain	3,322,510	6,545,449
Total	$3,340,762	$8,255,743

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$610,730
Accumulated net realized losses from investments and foreign currency transactions	(5,146,019)
Net unrealized depreciation on investments	(18,287,072)
Total	$(22,822,361)

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2008 amounted to $3,336. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2008 were $13,452,576 and $24,356,277, respectively.

16

DAVIS FINANCIAL PORTFOLIO                                                                              Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 4 - CAPITAL STOCK

At December 31, 2008, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2008	2007
Shares sold	2,481,240	950,667
Shares issued in reinvestment of distributions	531,968	555,626
	3,013,208	1,506,293
Shares redeemed	(3,147,595)	(2,886,560)
Net decrease	(134,387)	(1,380,267)

Proceeds from shares sold	$26,265,738	$15,342,280
Proceeds from shares issued in reinvestment of distributions	3,340,762	8,255,743
	29,606,500	23,598,023
Cost of shares redeemed	(34,319,895)	$(46,655,187)
Net decrease	$(4,713,395)	(23,057,164)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $151 during the year ended December 31, 2008.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2008.

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund amounted to $1,903,800 or 3.32% of the Fund’s net assets as of December 31, 2008. Information concerning illiquid securities is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2008

Oaktree Capital Group LLC, Class A	05/21/07	100,200	$26.43	$19.00

17

DAVIS FINANCIAL PORTFOLIO                                                                                                                        Financial Highlights

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$14.27	$16.29	$13.83	$12.82	$11.66

Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.17	0.09	0.07	0.04
Net Realized and Unrealized Gains (Losses)	(6.76)	(1.12)	2.47	1.00	1.16
Total from Investment Operations	(6.68)	(0.95)	2.56	1.07	1.20

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.17)	(0.09)	(0.06)	(0.04)
Distributions from Realized Gains	(0.47)	(0.90)	(0.01)	–	–
Total Dividends and Distributions	(0.47)	(1.07)	(0.10)	(0.06)	(0.04)

Net Asset Value, End of Period	$7.12	$14.27	$16.29	$13.83	$12.82

Total Return[1]	(46.36)%	(6.05)%	18.50%	8.38%	10.32%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$57,321	$116,725	$155,807	$124,060	$109,274
Ratio of Expenses to Average
Net Assets:
Gross	0.88%	0.85%	0.84%	0.85%	0.85%
Net[3]	0.88%	0.85%	0.84%	0.85%	0.85%
Ratio of Net Investment Income to Average
Net Assets	0.73%	0.97%	0.66%	0.52%	0.40%
Portfolio Turnover Rate[2]	16%	17%	9%	21%	6%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

18

DAVIS FINANCIAL PORTFOLIO                                                   Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 10, 2009

19

DAVIS FINANCIAL PORTFOLIO                                                                                                                              Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended 2008 the Fund declared and paid long-term capital gain distributions in the amount of $3,322,510.

Dividends paid by the Fund during the calendar year ended 2008, which are not designated as capital gain distributions, should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

DAVIS FINANCIAL PORTFOLIO                                                                                                                    Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director (retired 12/31/08)	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M HILL (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

21

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

22

DAVIS FINANCIAL PORTFOLIO                                                                                          Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P.; serves as an executive officer in certain companies affiliated with the Adviser; Director of the Selected Funds (consisting of three portfolios) since 1998.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

23

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Portfolio Activity	5

Fund Performance	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	18

Report of Independent Registered Public Accounting Firm	19

Fund Information	20

Directors and Officers	21

DAVIS REAL ESTATE PORTFOLIO                                                                                Management’s Discussion and Analysis

Performance Overview

Davis Real Estate Portfolio delivered a negative return on net asset value of 46.91% for the year ended December 31, 20081. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) declined 39.83%. Seven of the eight sub-industries3 within the Index delivered negative returns, with real estate operating companies, industrial REITs, and retail REITs turning in the weakest performance. Only the diversified real estate activities sub-industry delivered positive returns.

Factors Impacting the Portfolio’s Performance

The Portfolio’s office REITs out-performed the corresponding sub-industry within the Index (down 33% versus down 41% for the Index), but were still the largest detractors4 from performance. A higher relative average weighting in this sub-industry (29% versus 16% for the Index) detracted from performance. Alexandria Real Estate5, Derwent London, Boston Properties, and SL Green were among the most important detractors from performance. Digital Realty was among the most important contributors to the Portfolio’s performance.

The second largest detractor from performance was retail REITs. The Portfolio’s retail REITs under-performed the corresponding sub-industry within the Index (down 67% versus down 50% for the Index). A lower relative average weighting (12% versus 26% for the Index) in this weak sub-industry improved relative performance. General Growth and Taubman Centers were among the most important detractors from performance.

Toll Brothers was the single most important contributor to the Portfolio’s performance. Other companies among the most important contributors to the Portfolio’s performance included U-Store-It and AMB Property. Forest City Enterprises was the single most important detractor from the Portfolio’s performance. The Portfolio no longer owns Toll Brothers and U-Store-It.

The Portfolio ended the year with approximately 11% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Portfolio.

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds, Inc. (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

2

DAVIS REAL ESTATE PORTFOLIO                                                      Management’s Discussion and Analysis – (Continued)

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annual operating expense ratio for the year ended December 31, 2008 was 0.98%. Below are the average annual total returns for the periods ended December 31, 2008:

			PORTFOLIO’S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Real Estate Portfolio	(46.91)%	(1.88)%	4.57%
Dow Jones Wilshire Real Estate Securities Index	(39.83)%	0.62%	7.00%
Standard & Poor’s 500® Index	(37.00)%	(2.19)%	(2.72)%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.  The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

II. The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

[3]	The companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into eight sub-industries.

4   A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5    This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS REAL ESTATE PORTFOLIO                                                                                                                              Fund Overview

At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock (U.S.)	76.79%
Common Stock (Foreign)	11.35%		Fund
Preferred Stock	2.39%	Office REITs	36.05%	15.95%
Convertible Bonds	1.24%	Specialized REITs	10.76%	27.95%
Short Term Investments	7.22%	Residential REITs	9.73%	17.51%
Other Assets & Liabilities	1.01%	Industrial REITs	8.68%	5.60%
	100.00%	Retail REITs	8.13%	22.33%
		Diversified REITs	6.44%	9.30%
		Transportation	6.42%	–
		Diversified Real Estate Activities	5.86%	–
		Real Estate Operating Companies	3.98%	1.36%
		Capital Markets	3.95%	–
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Digital Realty Trust, Inc.	Office REITs	6.95%
Alexandria Real Estate Equities, Inc.	Office REITs	6.46%
Cousins Properties, Inc.	Diversified REITs	5.91%
Ventas, Inc.	Specialized REITs	5.70%
Corporate Office Properties Trust	Office REITs	5.49%
American Campus Communities, Inc.	Residential REITs	4.90%
Cogdell Spencer, Inc.	Specialized REITs	4.18%
Taubman Centers, Inc.	Retail REITs	3.94%
Derwent London PLC	Office REITs	3.74%
Essex Property Trust, Inc.	Residential REITs	3.69%

4

DAVIS REAL ESTATE PORTFOLIO                                                                                                                          Portfolio Activity

January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 3.00% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
AMB Property Corp., 6.75%, Series M, Pfd.	Industrial REITs	11/19/08	0.97%
Brookfield Asset Management Inc., Class A	Capital Markets	08/13/08	3.63%
Cogdell Spencer, Inc.	Specialized REITs	01/24/08	4.18%
Digital Realty, 8.50%, Series A, Pfd.	Office REITs	10/27/08	0.42%
Douglas Emmett, Inc.	Office REITs	11/05/08	2.56%
Federal Realty Investment Trust	Retail REITs	02/14/08	2.99%
Mitsubishi Estate Co., Ltd.	Diversified Real Estate Activities	01/08/08	–
SL Green Realty Corp., 7.625%, Series C, Pfd.	Office REITs	12/18/08	0.66%
St. Joe Co.	Diversified Real Estate Activities	10/22/08	3.42%
U-Store-It Trust	Specialized REITs	02/29/08	–

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $1,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
AMB Property Corp.	Industrial REITs	07/21/08	$(232,261)
Ambac Financial Group, Inc.	Property & Casualty Insurance	05/22/08	(1,184,557)
AvalonBay Communities Inc.	Residential REITs	10/10/08	(352,024)
General Electric Co.	Capital Goods	01/07/08	(37,859)
General Growth Properties, Inc., Ser.
144A Conv. Sr. Notes, 3.98%, 4/15/27	Retail REITs	01/11/08	(306,100)
Gramercy Capital Corp.	Diversified REITs	11/11/08	(1,018,251)
Kimco Realty Corp.	Retail REITs	07/08/08	210,033
Mitsubishi Estate Co., Ltd.	Diversified Real Estate Activities	10/09/08	(81,828)
Regency Centers Corp.	Retail REITs	10/13/08	181,935
Toll Brothers, Inc.	Homebuilding	02/27/08	315,757
U-Store-It Trust	Specialized REITs	05/12/08	62,630
Vornado Realty Trust	Diversified REITs	03/25/08	(102,466)

5

DAVIS REAL ESTATE PORTFOLIO                                                                                                                       Fund Performance

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
One-Year	(46.91)%	Actual	$1,000.00	$577.32	$3.96
Five-Year	(1.88)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08
Life of Fund (July 1, 1999 through December 31, 2008)	4.57%

*Expenses are equal to the Fund’s annualized expense ratio (1.00%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 7 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart shows, by December 31, 2008, the value of your investment would have grown to $15,292 – a 52.92% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

6

DAVIS REAL ESTATE PORTFOLIO                                                                                                                 Notes to Performance

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/08 to 12/31/08. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7

DAVIS REAL ESTATE PORTFOLIO                                                                                                       Schedule of Investments

December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (88.14%)
FINANCIALS - (82.25%)
Diversified Financials – (3.63%)
Capital Markets – (3.63%)
45,940	Brookfield Asset Management Inc., Class A (Canada)	$701,504

Real Estate – (78.62%)
Real Estate Investment Trusts (REITs) – (69.59%)
	Diversified REITs – (5.91%)
82,500	Cousins Properties, Inc.	1,142,625

	Industrial REITs – (6.07%)
185,600	Brixton PLC (United Kingdom)	358,750
92,500	DCT Industrial Trust Inc.	468,050
37,300	First Potomac Realty Trust	346,890

		1,173,690

	Office REITs – (31.68%)
20,700	Alexandria Real Estate Equities, Inc.	1,249,038
12,100	Boston Properties, Inc.	665,500
34,600	Corporate Office Properties Trust	1,062,220
68,800	Derwent London PLC (United Kingdom)	723,736
40,900	Digital Realty Trust, Inc.	1,343,565
37,900	Douglas Emmett, Inc.	494,974
22,600	SL Green Realty Corp.	585,340

		6,124,373

	Residential REITs – (8.59%)
46,200	American Campus Communities, Inc.	946,176
9,300	Essex Property Trust, Inc.	713,775

		1,659,951

	Retail REITs – (7.46%)
9,300	Federal Realty Investment Trust	577,344
80,842	General Growth Properties, Inc.	104,286
29,900	Taubman Centers, Inc.	761,254

		1,442,884

	Specialized REITs – (9.88%)
86,383	Cogdell Spencer, Inc.	808,545
32,800	Ventas, Inc.	1,101,096

		1,909,641

		13,453,164

Real Estate Management & Development – (9.03%)
	Diversified Real Estate Activities – (5.38%)
22,700	Mitsui Fudosan Co., Ltd. (Japan)	378,460
27,200	St. Joe Co. *	661,504

		1,039,964

	Real Estate Operating Companies – (3.65%)
100,600	Forest City Enterprises, Inc., Class A	674,020

8

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
	Real Estate Operating Companies – (Continued)
164,290	Minerva PLC (United Kingdom)*	$31,986

		706,006

		1,745,970

		15,199,134

	TOTAL FINANCIALS	15,900,638

INDUSTRIALS - (5.89%)
Transportation – (5.89%)
22,200	Alexander & Baldwin, Inc.	556,332
7,690	Burlington Northern Santa Fe Corp.	582,210

	TOTAL INDUSTRIALS	1,138,542

	TOTAL COMMON STOCK – (Identified cost $33,655,027)	17,039,180

PREFERRED STOCK - (2.39%)
FINANCIALS - (2.39%)
Real Estate – (2.39%)
Real Estate Investment Trusts (REITs) – (2.39%)
	Industrial REITs – (0.97%)
11,900	AMB Property Corp., 6.75%, Series M	187,187

	Office REITs – (1.08%)
5,014	Digital Realty, 8.50%, Series A	80,537
7,900	SL Green Realty Corp., 7.625%, Series C	128,395

		208,932

	Residential REITs – (0.34%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	66,000

	TOTAL PREFERRED STOCK – (Identified cost $381,035)	462,119

CONVERTIBLE BONDS - (1.24%)
FINANCIALS - (1.24%)
Real Estate – (1.24%)
Real Estate Investment Trusts (REITs) – (1.24%)
	Industrial REITs – (0.92%)
$401,000	Prologis, Conv. Sr. Notes, 2.25%, 04/01/37	178,445

	Office REITs – (0.32%)
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	61,750

	TOTAL CONVERTIBLE BONDS – (Identified cost $258,811)	240,195

SHORT TERM INVESTMENTS - (7.22%)
697,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $697,002
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $710,940)	697,000

9

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2008

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$291,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $291,001
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $296,820)	$291,000
407,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $407,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $415,140)	407,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,395,000)	1,395,000

	Total Investments – (98.99%) – (Identified cost $35,689,873) – (b)	19,136,494
	Other Assets Less Liabilities – (1.01%)	194,915

	Net Assets – (100.00%)	$19,331,409

*	Non-Income producing security.
(a)

This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $61,750, or 0.32% of the Fund's net assets, as of December 31, 2008.

(b)	Aggregate cost for federal income tax purposes is $35,715,521. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$103,142
	Unrealized depreciation	(16,682,169)

	Net unrealized depreciation	$(16,579,027)

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO                                                                                          Statement of Assets and Liabilities

At December 31, 2008

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$19,136,494
Cash	2,467
Cash - foreign currencies**	9,249
Receivables:
Capital stock sold	139,082
Dividends and interest	119,924
Prepaid expenses	540
Total assets	19,407,756
LIABILITIES:
Payables:
Investment securities purchased	14,687
Capital stock redeemed	19,021
Accrued audit fees	12,100
Accrued custodian fees	7,000
Accrued management fees	14,404
Other accrued expenses	9,135
Total liabilities	76,347
NET ASSETS	$19,331,409
SHARES OUTSTANDING	3,332,031
NET ASSET VALUE, offering, and redemption price per share	$5.80
(Net Assets ÷ Shares Outstanding)
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,332
Additional paid-in capital	38,782,652
Accumulated net realized losses from investments and foreign currency transactions	(2,900,637)
Net unrealized depreciation on investments and foreign currency transactions	(16,553,938)
Net Assets	$19,331,409

*Including:
Cost of investments	$35,689,873
**Cost of cash - foreign currencies	9,320

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO                                                                                                      Statement of Operations

For the year ended December 31, 2008

INVESTMENT INCOME:
Income:
Dividends*		$951,067
Interest		51,671
Total income		1,002,738

Expenses:
Management fees (Note 2)	$267,227
Custodian fees	23,387
Transfer agent fees	7,054
Audit fees	18,000
Legal fees	1,000
Accounting fees (Note 2)	3,336
Reports to shareholders	1,365
Directors’ fees and expenses	18,445
Registration and filing fees	25
Miscellaneous	8,017
Total expenses		347,856
Expenses paid indirectly (Note 5)		(56)
	Net expenses	347,800
	Net investment income	654,938

REALIZED & UNREALIZED LOSS ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(2,900,589)
Foreign currency transactions		(674)
Net increase in unrealized depreciation		(16,471,893)
Net realized and unrealized loss on investments and foreign currency		(19,373,156)
Net decrease in net assets resulting from operations		$(18,718,218)

*Net of foreign taxes withheld as follows		$7,063

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO                                                                                      Statements of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
OPERATIONS:
Net investment income	$654,938	$1,450,680
Net realized gain (loss) from investments and foreign currency transactions	(2,901,263)	13,885,008
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(16,471,893)	(26,189,367)
Net decrease in net assets resulting from operations	(18,718,218)	(10,853,679)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(804,817)	(2,429,289)
Realized gains from investment transactions	(368,670)	(15,952,803)
Return of capital	(28,370)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(10,296,476)	(10,954,364)
Total decrease in net assets	(30,216,551)	(40,190,135)

NET ASSETS:
Beginning of year	49,547,960	89,738,095
End of year*	$19,331,409	$49,547,960

*Including undistributed net investment income of	$–	$151,050

See Notes to Financial Statements

13

DAVIS REAL ESTATE PORTFOLIO                                                                                                   Notes to Financial Statements

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.  VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$16,008,367
Level 2 – Other Significant Observable Inputs	3,128,127	*
Level 3 – Significant Unobservable Inputs	–
Total	$19,136,494

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

14

DAVIS REAL ESTATE PORTFOLIO                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At December 31, 2008 the Fund had post October 2008 losses of $290,000 available to offset future capital gains, if any, which expire in 2017. The Fund also has available for federal income tax purposes unused capital loss carryforward of $2,585,000 that expire in 2016.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements,as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

15

DAVIS REAL ESTATE PORTFOLIO                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2008, amounts have been reclassified to reflect a decease in undistributed net investment loss of $27,199, a decrease in accumulated net realized losses of $1,172, and a decrease in additional paid in capital of $28,371. Net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2008 and 2007 was as follows:

	2008	2007
Ordinary income	$805,314	$1,521,297
Long-term capital gain	368,173	16,860,795
Return of capital	28,370	–
Total	$1,201,857	$18,382,092

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$–
Accumulated net realized losses from investments and foreign currency transactions	(2,874,989)
Net unrealized depreciation on investments	(16,579,586)
Total	$(19,454,575)

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2008 amounted to $3,336. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under the Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2008 were $14,208,645 and $24,220,584, respectively.

16

DAVIS REAL ESTATE PORTFOLIO                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 4 - CAPITAL STOCK

At December 31, 2008, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2008	2007
Shares sold	276,678	530,769
Shares issued in reinvestment of distributions	161,544	1,491,866
	438,222	2,022,635
Shares redeemed	(1,432,521)	(2,087,935)
Net decrease	(994,299)	(65,300)

Proceeds from shares sold	$2,700,154	$10,811,044
Proceeds from shares issued in reinvestment of distributions	1,201,857	18,382,092
	3,902,011	29,193,136
Cost of shares redeemed	(14,198,487)	(40,147,500)
Net decrease	$(10,296,476)	$(10,954,364)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $56 during the year ended December 31, 2008.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2008.

17

DAVIS REAL ESTATE PORTFOLIO                                                                                                                   Financial Highlights

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.45	$20.43	$17.33	$16.80	$13.47

Income (Loss) from Investment Operations:
Net Investment Income	0.19	0.42	0.34	0.30	0.34
Net Realized and Unrealized Gains (Losses)	(5.50)	(3.40)	5.58	1.86	4.07
Total from Investment Operations	(5.31)	(2.98)	5.92	2.16	4.41

Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.64)	(0.60)	(0.54)	(0.48)
Distributions from Realized Gains	(0.11)	(5.36)	(2.22)	(1.09)	(0.60)
Return of Capital	(0.01)	–	–	–	–
Total Dividends and Distributions	(0.34)	(6.00)	(2.82)	(1.63)	(1.08)

Net Asset Value, End of Period	$5.80	$11.45	$20.43	$17.33	$16.80

Total Return[1]	(46.91)%	(15.48)%	34.37%	13.14%	33.35%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$19,331	$49,548	$89,738	$64,556	$58,279
Ratio of Expenses to Average Net Assets:
Gross	0.98%	0.88%	0.86%	0.87%	0.89%
Net[3]	0.98%	0.87%	0.86%	0.87%	0.89%
Ratio of Net Investment Income to Average
Net Assets	1.84%	1.92%	1.63%	1.71%	2.30%
Portfolio Turnover Rate[2]	41%	49%	38%	28%	32%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

See Notes to Financial Statements

18

DAVIS REAL ESTATE PORTFOLIO                                               Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 10, 2009

19

DAVIS REAL ESTATE PORTFOLIO                                                                                                                         Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended 2008 the Fund declared and paid long-term capital gain distributions in the amount of $368,173.

Dividends paid by the Fund during the calendar year ended 2008, which are not designated as capital gain distributions, should be multiplied by 15% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

DAVIS REAL ESTATE PORTFOLIO                                                                                                               Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director (retired 12/31/08)	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

21

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

22

DAVIS REAL ESTATE PORTFOLIO                                                                                      Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P.; serves as an executive officer in certain companies affiliated with the Adviser; Director of the Selected Funds (consisting of three portfolios) since 1998.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

23

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2008 and December 31, 2007 were $56,400 and $52,800, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2008 and December 31, 2007 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2008 and December 31, 2007 were $19,650 and $18,900, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2008 and December 31, 2007 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2006 and October 31, 2005. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 20, 2009

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: February 20, 2009